STATEMENT OF ADDITIONAL INFORMATION
January 31, 2007

(As amended April 2, 2007)

KEELEY MID CAP VALUE FUND	401 SOUTH LASALLE STREET
A Series of KEELEY FUNDS, INC.	SUITE 1201
CHICAGO, ILLINOIS 60605
312-786-5050
888-933-5391

This Statement of Additional Information is not a prospectus, but provides expanded and supplemental information contained in the current prospectus of KEELEY Mid Cap Value Fund (the "Fund") dated January 31, 2007 and should be read in conjunction with the Fund's Prospectus and any additional supplements to the Prospectus and the Fund's financial statements. Investors should note, however, that a Statement of Additional Information is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. A copy of the Prospectus and Annual/Semi-Annual Report to Shareholders may be obtained free of charge from the Fund at the address and telephone number listed above.

The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2006, of KEELEY Funds, Inc. (File No. 811-21761) as filed with the Securities and Exchange Commission on December 7, 2006.

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Change in Net Assets
Notes to Financial Statements
Financial Highlights
Report of Independent Registered Public Accounting Firm

TABLE OF CONTENTS

INTRODUCTION	3

GENERAL INFORMATION AND HISTORY	3

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS	3

INVESTMENT RESTRICTIONS	5

PORTFOLIO TURNOVER	7

DISCLOSURE OF PORTFOLIO HOLDINGS	7

MANAGEMENT OF THE FUND	8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	12

PORTFOLIO MANAGER	12

INVESTMENT ADVISER	13

ADMINISTRATION SERVICES	14

FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT	14

NET ASSET VALUE	15

PURCHASES AND REDEMPTION OF SHARES	16

SALES AT NET ASSET VALUE	16

EXCHANGE PRIVILEGE	17

TAXATION	18

DISTRIBUTION OF SHARES	18

RULE 12B-1 DISTRIBUTION PLAN	19

PORTFOLIO TRANSACTIONS AND BROKERAGE	20

ADDITIONAL INFORMATION	21

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	22

PROXY VOTING	22

INTRODUCTION

This Statement of Additional Information (“SAI”) is designed to elaborate upon the discussion of certain securities and investment techniques which are described in the Prospectus. The more detailed information contained in this document is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund's securities and investment techniques. Captions and defined terms in the SAI generally correspond to like captions and terms in the Prospectus.

No person has been authorized to give any information or to make any representations other than those contained in this SAI or the Prospectus dated January 31, 2007, and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This SAI does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of the SAI at any time shall not imply that there has been no change in the affairs of the Fund since the date hereof.

GENERAL INFORMATION AND HISTORY

The KEELEY Mid Cap Value Fund (the “Fund”) is a diversified Series of Keeley Funds, Inc. (the “Corporation”), an open-end management investment company, as defined under the Investment Company Act of 1940 (the “1940 Act”). It was incorporated in Maryland on April 6, 2005, registered under the 1940 Act on April 28, 2005 and commenced operations after the close of business on August 12, 2005. The Corporation has authorized capital of one billion shares of $0.0001 par value common stock in one or more series or classes. The Corporation has one series authorized and designated as the Fund, and 100,000,000 Shares are allocated to that series. All shares of the Fund have equal voting and liquidation rights, and each share is entitled to one vote on any matters which are presented to shareholders. The Fund commenced operations on August 15, 2005.

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek capital appreciation. The Board of Directors may not change the Fund’s investment objective without shareholder approval.

The Fund seeks to achieve this objective by investing primarily in companies that have a mid-size market capitalization, between $2.5 billion and $10 billion at time of each investment. The Fund has adopted a policy, which is not a fundamental policy, that under normal market conditions, the Fund will have at least 80% of its net assets plus the amount of any borrowings invested in common stocks and other equity-type securities of such companies. If the Fund changes that policy, it will give shareholders at least 60 days notice of the change. Other equity-type securities include preferred stock, convertible debt securities and warrants. Within this group of companies, the Fund will emphasize five basic categories. The first category is corporate spin-offs. The second is companies involved in various types of corporate restructuring, including acquisitions, recapitalizations, and companies emerging from bankruptcy. From time to time, the Fund may invest a significant portion of its net assets in these first two categories. The third category is companies that are trading at prices at or below actual or perceived book value and companies that are undergoing substantial changes, such as significant changes in markets or technologies, management and financial structure. The fourth category is conversions of savings & loan associations and insurance companies from mutual to stock companies. These conversions are usually under-valued in relation to their peer group. The Fund purchases shares of these companies after their conversion to a stock company has been completed. The fifth category is distressed utilities. The Adviser believes that this strategy allows the Fund to purchase equity shares with above-average potential for capital appreciation at relatively favorable market prices. The Fund purchases shares of these companies after their conversion to a stock company has been completed. Current dividend or interest income is not a factor when choosing securities.

3

INVESTMENT POLICIES AND RISK CONSIDERATIONS

DEBT SECURITIES

The Fund may invest in debt securities. The Fund will not invest in debt securities which are not considered to be rated as high grade bonds.

FOREIGN SECURITIES

The Fund may invest up to 5% of its net assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

To the extent positions in portfolio securities are denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protection applicable to foreign subcustodial arrangements.

Although the Fund intends to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

UNSEASONED ISSUERS

The Fund may invest up to 15% of its net assets in the securities of unseasoned issuers; that is, issuers that, together with predecessors, have been in operation less than three years. The Adviser believes that investment in securities of unseasoned issuers may provide opportunities for long-term capital growth, although the risks of investing in such securities are greater than with common stock of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources.

ILLIQUID SECURITIES

The Fund may invest up to 10% of its net assets in securities for which there is no ready market ("illiquid securities"), including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that have not been registered under the Securities Act of 1933 and are thus subject to restrictions on resale. Under the supervision of the Board of Directors, the Adviser determines the liquidity of the Fund's investments. Securities that may be sold pursuant to Rule 144A under the Securities Act of 1933 may be considered liquid by the Adviser. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund's portfolio, and the Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where the Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts.

4

INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of the Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, total assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment limitations.

The Fund has adopted the following fundamental investment restrictions, which cannot be changed without the approval of the holders of the lesser of (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund:

1.
With respect to 75% of the Fund's net assets, the Fund will not invest more than 5% of such net assets (valued at the time of investment) in securities of any one issuer, except in U.S. government obligations.

2.	With respect to 75% of the Fund's net assets, the Fund will not acquire securities of any one issuer which at the time of investment represent more than 10% of the voting securities of the issuer.

3.
The Fund will not act as an underwriter or distributor of securities other than its own capital stock, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

4.	The Fund will not lend money, but this restriction shall not prevent the Fund from investing in (i) a portion of an issue of debt securities or (ii) repurchase agreements.

5.
The Fund will not purchase or sell real estate, interests in real estate or real estate limited partnerships, although it may invest in marketable securities of issuers that invest in real estate or interests in real estate.

6.	The Fund will not pledge any of its assets, except to secure indebtedness permitted by the Fund's investment restrictions.

7.
The Fund will not concentrate its investments by investing 25% or more of the value of the Fund's total assets taken at market value at the time of the investment (other than U.S. government securities) in companies of any one industry.

8.
The Fund will not purchase and sell commodities or commodity contracts except that it may enter into forward contracts to hedge securities transactions made in foreign currencies. This limitation does not apply to financial instrument futures and options on such futures.

9.
The Fund will not borrow, except that the Fund may borrow from banks as a temporary measure amounts up to 10% of its total assets, provided (i) that the total of reverse repurchase agreements and such borrowings will not exceed 10% of the Fund's total assets and (ii) the Fund will not purchase securities when its borrowings (including reverse repurchase agreements) exceed 5% of total assets. The Fund does not currently intend to enter into reverse repurchase agreements.

10.	The Fund will not issue senior securities, except for reverse repurchase agreements and borrowings as permitted by the Fund's other investment restrictions.

In addition to the fundamental restrictions listed above, the Fund has adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

5

1.
The Fund will not invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in marketable securities of issuers engaged in oil, gas or mineral exploration.

2.	The Fund will not invest more than 15% of its net assets (valued at the time of investment) in securities of issuers with less than three years' operation (including predecessors).

3.	The Fund will not invest more than 10% of its net assets in securities for which there is no ready market (including restricted securities and repurchase agreements maturing in more than seven days).

4.
The Fund will not participate in a joint trading account, purchase securities on margin (other than short-term credits as necessary for the clearance of purchases and sales of securities) or sell securities short (unless the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable without payment of further consideration into an equal amount of such securities). The Fund does not currently intend to sell securities short even under the conditions described in Investment Restrictions.

5.	The Fund will not invest for the purpose of exercising control or management of any company.

6.
The Fund will not invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, nor more than 5% of its net assets in warrants. Warrants acquired by the Fund in units or attached to securities are not subject to this restriction.

7.
The Fund will not acquire securities of other investment companies except (i) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (ii) where the acquisition results from a dividend or a merger, consolidation or other reorganization. In addition to this investment restriction, the 1940 Act provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund.

8.	The Fund will not invest in, or write, options, puts, calls, straddles or spreads.

9.	The Fund will not invest more than 5% of its net assets in foreign securities.

10.	The Fund will not invest more than 5% of its net assets in forward contracts, financial instrument futures and options on such futures.

The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares of the Fund in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.

The investments and strategies described above are those that are used under normal conditions. During adverse economic, market or other conditions, the Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with the Fund’s objective, including cash and cash equivalents. The Fund may not achieve its goal when so invested. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

6

PORTFOLIO TURNOVER

The Fund calculates portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. The portfolio turnover rate will vary from year to year, depending on market conditions. Increased portfolio turnover may result in greater brokerage commissions. For the fiscal period ended September 30, 2006, the Fund's portfolio turnover rate was 63.76%.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted a policy that it will only disclose Fund portfolio holdings (other than to rating agencies and third party service providers) when that information is filed with the Securities and Exchange Commission (“SEC”) or sent to shareholders pursuant to semi-annual or quarterly reports. In most cases, this information will be filed with the SEC sixty days after its date. Information may be sent to shareholders which is less than sixty days after its date, but in such case, the information will be sent to all shareholders at the same time. The Fund discloses holdings on a monthly basis to all ratings agencies, including: Standard & Poors, Bloomberg, Thomson Financial, Lipper and Morningstar. The Fund discloses holdings on a quarterly basis to Vickers. The Fund has no special agreements with the rating agencies which require them to keep information provided by the Fund to them confidential or which impose any restrictions on them with respect to trading. No information is released until it is at least 15 days old and all information is sent to all parties at the same time. The Fund may disclose portfolio information to the Fund’s third-party service providers, without lag, as part of the Fund’s normal investment activities. Third-party service providers may receive portfolio holdings information more frequently than this information is filed with the SEC or sent to shareholders when there is a legitimate business purpose for such disclosure. These service providers include U.S. Bancorp Fund Services, LLC, the Fund’s administrator, transfer agent, and fund accountant; U.S. Bank N.A., the Fund’s custodian; the Fund’s pricing service, IDC; and the Fund’s independent registered accountant, PricewaterhouseCoopers, LLP. The Fund’s contracts with its administrator, transfer agent, fund accountant, and custodian include provisions which require that they treat all information which they receive from the Fund as confidential, not use that information for any purpose other than to perform their obligations under their contracts with the Fund, and not disclose that information to any third party without written authorization from the Fund or pursuant to court order.

The Fund’s CCO reviews policies and procedures of the Fund’s service providers to assure the Fund that their policies and procedures restrict trading based on information they receive from clients, and provide for confidential handling of client information. Under the Corporation’s policies, no one has authority to make any other disclosure of portfolio information. Officers and directors of the Corporation and the Adviser, and officers of the Distributor who are also officers of the Corporation or the Adviser of necessity have access to information about the Fund and its investments, including its portfolio holdings, but the Corporation and the Fund’s Adviser and Distributor have adopted policies and procedures to prevent the unfair use by them of nonpublic information. The Corporation’s code of ethics prohibits access persons (who include officers and directors of the Corporation) from buying and selling securities which the Fund is buying or selling or considering buying or selling, except with the prior approval of John Keeley (or in the case of his trades, another officer designated by the Board). Information on personal trading is compiled and reviewed monthly by the Chief Compliance Officer (“CCO”), and quarterly by the Board. It is against the policy of the Corporation for the Corporation or its Adviser to receive compensation for the disclosure of portfolio holdings information. The disclosure policy of the Corporation has been approved by the Board and under the Corporation’s procedures, may only be changed with Board approval. The Board reviews the disclosure policy on an annual basis to determine whether it is, and continues to be, in the best interest of the shareholders. The Corporation’s policies and procedures regarding disclosure of portfolio information are tested periodically by the Corporation’s CCO, and the Board of the Fund reviews the operations of those policies and procedures at each meeting of the Board.

7

MANAGEMENT OF THE FUND

GENERAL

The Corporation’s Board of Directors oversees and reviews the Corporation’s management, administrator and other companies who provide services to the Fund to ensure compliance with investment policies. The Corporation’s Board of Directors has no standing committees. Corporation officers and the administrator are responsible for day-to-day operations. The Adviser is responsible for investment management under the Investment Advisory Agreement. The Corporation, the Investment Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. Those Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities which may be purchased or held by the Fund.

DIRECTORS AND OFFICERS

The Directors and officers of the Fund and their principal business activities during the past five years are:

Name, Age and Address	Position(s) Held with the Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside the Fund Complex
Independent Directors
Jerome J. Klingenberger(2) Age: 51 561 Hillgrove Ave. LaGrange, IL 60525	Chairman and Director	Served as Chairman since 2006 Served as Director since organization in 2005	Executive Vice President and Chief Financial Officer for Grayhill, Inc. (electronic components and control systems),	3	____

John G. Kyle(2) Age: 65 10 Skokie Hwy Highland Park, IL 60035	Director	Served as Director since organization in 2005	Owner and operator of Shell Oil Services Stations and Gasoline Distributor	3	____

John F. Lesch(2) , (3) Age: 66 200 W Adams Street Suite 2500 Chicago, IL 60606	Director	Served as Director since organization in 2005	Attorney with Nisen & Elliott, LLC	3	____

Walter D. Fitzgerald Age: 65 P.O. Box 170 Winnetka, IL 60093	Director	Served as Director since 2006	Vice President, RBC Dain Rauscher until retirement June 1, 2005	3	___

Sean Lowry(2) Age: 52 401 South LaSalle Street Suite 605 Chicago, IL 60605	Director	Served as Director since organization in 2005	Executive Vice President of Pacor Mortgage Corp.	3	____

Elwood P. Walmsley(2) Age: 66 100 Cobblestone Court Twin Lakes, WI 53181	Director	Served as Director since organization in 2005	Owner of J. FitzWoody's Lakeshore Grill, since 2002 and Director of Sales for H.B. Taylor Company (food services), since 2003; Prior thereto, National Account Executive for Haarmann & Reimer, Division of Bayer International, since 1999.	3	____

8

Name, Age and Address	Position(s) Held with the Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside the Fund Complex
Interested Director and Officers
John L. Keeley, Jr. (4)(5) Age: 66 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Director and President	Served as Director and President since organization in 2005	President and Treasurer of Keeley Investment Corp., President of Keeley Asset Management Corp., President and Director of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc., Director of Marquette National Corp.	3	____
Officers
Mark Zahorik Age: 44 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Vice President	Served as Vice President since organization in 2005	Vice President of Keeley Asset Management Corp., Keeley Investment Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.	N/A	N/A

John L. Keeley, III (5) Age: 45 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Vice President	Served as Vice President since organization in 2005	Vice President of Keeley Asset Management Corp., Keeley Investment Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.	N/A	N/A

Robert Kurinsky Age: 34 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Secretary	Served as Corporate Secretary since 2006
Corporate Secretary and General Counsel of Keeley Asset Management Corp., Keeley Investment Corp., Secretary of KEELEY Small Cap Value Fund, Inc. and Keeley Funds, Inc. since 2006, various legal, accounting and risk management positions for Driehaus Capital Management, Inc. (2001-06).
				N/A	N/A

Emily Viehweg Age: 40 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Treasurer	Served as Treasurer since organization in 2005	Treasurer of Keeley Asset Management Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc., Assistant Treasurer of Keeley Investment Corp.	N/A	N/A

Guy Talarico Age: 51 41 Madison Ave., 30th Floor New York, NY 10010	Chief Compliance Officer	Served as Chief Compliance Officer since organization in 2005
Chief Executive Officer of ALARIC Compliance Services, LLC since 2005; Co-Chief Executive Officer of EOS Compliance Services, LLC 2004-2005; Senior Director of Investors Bank & Trust Institutional Custody Division 2001 to 2004; Chief Compliance Officer of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.
				N/A	N/A

9

--------------------------
(1) Each director serves an indefinite term until the election of a successor. Each Officer serves an indefinite term, renewed annually, until the election of a successor.

(2) Each director maintains brokerage accounts with Keeley Investment Corp., the Corporation’s principal underwriter.

(3) Mr. Lesch previously performed legal services (principally related to Federal income tax matters) for Mr. Keeley on an individual basis, unrelated to the business of Keeley Asset Management Corp. or Keeley Investment Corp. Fees paid by Mr. Keeley to Mr. Lesch were approximately $2,941 and, $2,500, and $2,675 for the years ending December 31, 2005, and 2004 and 2003, respectively. Mr. Lesch ceased providing any such services in August 2005.

(4) John L. Keeley, Jr., is considered an "interested director" of the Fund because of his affiliation with Keeley Asset Management Corp.

(5) John L. Keeley, III is John L. Keeley, Jr.’s son.

At December 31, 2006, the Directors and officers owned 17.57% of the outstanding shares of the Fund.

With the exception of the Chief Compliance Officer, the Officers are "interested persons" of the Fund and are also Officers of Keeley Asset Management Corp., Keeley Investment Corp. or its Affiliates, and receive compensation from those companies. They do not receive any compensation from the Fund. The Chief Compliance Officer has a contractual agreement with the Fund, whereby the Fund compensates the Chief Compliance Officer $2,917 monthly. This fee is allocated between KEELEY All Cap Value Fund and the Fund on the basis of relative net assets. Each "non-interested" Fund Director receives $500 from the Corporation for each meeting which he attends and an annual retainer of $2,000. In addition to the meeting fee and the annual retainer, the Chairman receives an extra $500 per meeting from the Corporation. Regular Board meetings are held quarterly. For the fiscal period ended September 30, 2006, the Corporation paid Directors' fees of $21,513.

At December 31, 2006, the dollar range of equity securities owned beneficially by each Director was as follows:

Amount Invested Key
A.	$0
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

INTERESTED DIRECTOR

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John L. Keeley, Jr.	E.	E.

10

INDEPENDENT DIRECTORS

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John F. Lesch	A.	B.
John G. Kyle	E.	E.
Elwood P. Walmsley	C.	D.
Jerome J. Klingenberger	C.	E.
Sean Lowry	E.	E.
Walter D. Fitzgerald	C.	E.

The table below shows the compensation which the Fund paid to each of its Directors for the current fiscal period. The Fund does not expect to pay any Officer more than $60,000 in its current fiscal period. The only officer who will receive any compensation from the Corporation is the CCO.

Name of Person, Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors

John L. Keeley, Jr.,	None	None	None	None
Director

John F. Lesch,	$3,345	None	None	$17,500
Director

John G. Kyle,	$3,345	None	None	$17,500
Director

Elwood P. Walmsley,	$3,357	None	None	$17,525
Director

Jerome J. Klingenberger,	$4,267	None	None	$19,500
Chairman and Director

Sean Lowry,	$3,345	None	None	$17,500
Director

11

Officers and Directors of the Fund do not pay sales loads on purchases of Fund shares. The Corporation believes the waiver of sales loads for these people is appropriate because the Distributor does not incur any costs related to selling shares to them, nor does it need to keep them advised of Fund activity or performance. In addition, the Corporation believes that the waiver of sales load will encourage their ownership of Fund shares, which the Corporation believes is desirable.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For this purpose "control" means: (i) the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company; (ii) the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or (iii) an adjudication under the terms and conditions of the 1940 Act, which has become final, that control exists.

On December 31, 2006, Mr. John L. Keeley, Jr. owned 855,789 shares, and his ownership represented 16.83% of the issued and outstanding shares of common stock of the Fund.

PORTFOLIO MANAGER

 John L. Keeley, Jr. is the Portfolio Manger of the Fund. Mr. Keeley is also the portfolio manager for KEELEY All Cap Value Fund, another series of the Corporation which had assets of $14.9 million as of December 31, 2006, and KEELEY Small Cap Value Fund, Inc., a registered investment company which had assets of $2.7 billion as of December 31, 2006. In addition, Mr. Keeley acts as portfolio manager for 2,200 other individual accounts which had assets of $2.5 billion as of September 30, 2006. Included in those individual accounts are 5 pooled investment vehicles which had assets of $62.4 million as of September 30, 2006. Four of the pooled investment vehicles, which have assets of $54.8 million as of September 30, 2006, provide for a performance-based fee.

The Fund, KEELEY Small Cap Value Fund, Inc. and KEELEY All Cap Value Fund use the same investment strategy but focus on different issuers; the Fund concentrates on mid-cap stock, KEELEY Small Cap Value Fund concentrates on small cap stocks while the KEELEY All Cap Value Fund does not have a size limitation or focus, and is expected to invest in stocks of all size issuers. A conflict will arise if the Portfolio Manager decides to sell a security which the Fund holds or purchase a security for the Fund at the same time that such security is to be purchased or sold by KEELEY Small Cap Value or KEELEY All Cap Value Fund., the pooled investment vehicles and individual accounts and there is not sufficient trading volume to permit the fill of all of the orders at the same time without affecting the price. Such action could have an effect on the price of the securities, and potentially result in the Fund paying more (with respect to a purchase) or receiving less (with respect to a sale) than might otherwise be the case if only the Fund were purchasing or selling that security. Historically, when KEELEY Small Cap Value Fund, Inc. and any of those other accounts purchased or sold the same security on the same day, the Fund received the best price or the same price, and if possible the transactions were averaged. Now that the portfolio manager is managing the portfolios of three registered investment companies, if the Fund, KEELEY Small Cap Value Fund, Inc., or KEELEY All Cap Value Fund buy or sell the same security on the same day, the prices will be averaged and each will receive the same price. If it is not possible to fill all of the orders for the same security for the Fund and other accounts managed by the Adviser, the securities purchased or sold will be allocated among the purchasers or sellers proportionate to the number of shares which each requested to purchase or sell.

Mr. Keeley does not receive any compensation specifically for acting as portfolio manager of the Fund. However, as the sole shareholder of the Investment Adviser, he has the benefit of 100% of the management fees paid by the Fund to the Adviser, after payment by the Adviser of all of its expenses.

12

INVESTMENT ADVISER

Keeley Asset Management Corp., organized in the State of Illinois on December 28, 1981, is the Fund's investment adviser (the "Adviser"). John L. Keeley, Jr. owns all of the stock of the Adviser.

The investment advisory agreement between the Corporation and the Adviser dated April 7, 2005 (the "Advisory Agreement") has an initial term of two years and thereafter is required to be approved annually by the Board of Directors of the Corporation or by vote of a majority of each of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement was initially approved by the Board of Directors, including a majority of the disinterested directors on April 7, 2005, at an in-person meeting. In approving the Advisory Agreement, the Board reviewed materials provided by the Adviser, including the scope of services to be provided to the Fund and the prior performance of the Adviser. The Board also reviewed other information relating to the advisory services to be provided to the Fund, including certain comparative data provided by the Administrator. The Board of Directors then considered a number of factors in approving the Advisory Agreement.

The Board of Directors considered the nature, extent and quality of services to be provided to the Fund by the Adviser. It was noted that the Adviser has significant experience providing investment advice involving equity securities of the type in which the Fund will invest. The Board then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the separate accounts managed by the Adviser, and in particular reviewed the Adviser’s mid cap composite, which reflects the Adviser’s investment results of separate accounts managed by the Adviser. The Board also considered the benchmarks provided by the Adviser in the composite. The Board noted that the prior performance of the Adviser was reasonable in comparison to the relevant benchmarks and that of comparable separate accounts. The Board also gave considerable weight to their experience with the Adviser and its performance with respect to KEELEY Small Cap Value Fund, Inc. and discussed with the Adviser the similarities and differences between that Fund, the Adviser’s small cap composite and the Fund.

The Board considered information relating to the Fund's fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios, and in particular to a list of other mid cap investment companies presented to the meeting and to summary information of averages for mid cap value and mid cap blend funds. The Board discussed the method of selecting those companies and noted that the list included load and no-load funds, funds with and without 12b-1 fees, funds which were part of fund families and those which were not. It was noted that Fund's advisory fees were higher than most (but not all) of the other funds reviewed in the list, but within the range (although at the higher end) of the summary information. In connection with its consideration of the Fund's advisory fees, the Board also considered the control of the Corporation's operating expenses through the 2% expense cap. The Board considered whether the Adviser would receive any other benefits through its relationship with the Fund, and it was noted that the Adviser would receive additional benefits through its affiliation with the Fund’s distributor, which benefits include the load on sales, the 12b-1 fee and commission revenue from transactions in Fund portfolio securities. The Board noted that it was aware of the nature of those benefits, having reviewed them in detail at the time of each renewal of the investment advisory agreement between the Investment Adviser and KEELEY Small Cap Value Fund, Inc. The Board noted, however, that even with those additional benefits, it is expected that the Adviser will significantly subsidize the operation of the Fund for some time. The Board also discussed how economies of sale would result in lower costs, and noted that the advisory fee would reduce from 1.00% to .0.80% as the Fund grew in assets. In its deliberations, the Board did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement, although significant weight was accorded the advisory fee levels relative to peer group based on the comparative data presented at the meeting, investment performance of the Adviser’s mid cap composite and the Board’s previous experience with the Adviser and its performance generally. The Board evaluated all information presented to it and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed and such other matters as the Board (and each director) considered relevant in the exercise of its (or such directors) reasonable judgment.

13

The Advisory Agreement was re-approved by the initial stockholder of the Fund on November 14, 2006.

Under the Advisory Agreement, the Adviser is responsible for administering the Fund's affairs and supervising its investment program and must do so in accordance with applicable laws and regulations. The Adviser also furnishes the Fund's Board of Directors with periodic reports on the Fund's investment performance.

For its services, the Adviser receives a monthly fee at an annual rate of 1.00% of the first $350 million of average daily net assets of the Fund, 0.90% of the next $350 million of average daily net assets and 0.80% of average daily net assets over $700 million. The Adviser has agreed to waive a portion of its management fee, or reimburse the Fund, to the extent that its total annual operating expenses exceed 1.49%, exclusive of (i) taxes, (ii) interest charges, (iii) litigation and other extraordinary expenses, and (iv) brokers' commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The Advisory Agreement also provides that the Adviser shall not be liable to the Fund or its shareholders from or as a consequence of any act or omission of the Adviser, or of any of the directors, officers, employees or agents of the Adviser, in connection with or pursuant to this Agreement, except by willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or by reason of reckless disregard by the Adviser of its obligations and duties under this Agreement. For the fiscal period ended September 30, 2006, the Adviser earned $258,670 in investment advisory fees.

ADMINISTRATION SERVICES

U.S. Bancorp Fund Services LLC (“U.S. Bancorp”), 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202, will be the Administrator for the Funds beginning January 1, 2007. U.S. Bancorp will assist in preparing and filing the Fund's federal and state tax returns and required tax filings (other than those required to be made by the Fund's Custodian or Transfer Agent), participates in the preparation of the Fund's registration statement, proxy statements and reports, prepares state securities law compliance filings, oversees the Fund’s fidelity insurance relationships, compiles data for and prepares notices to the Securities and Exchange Commission, prepares annual and semi-annual reports to the Securities and Exchange Commission and current shareholders, monitors the Fund's expense accounts, the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund's arrangements with respect to services provided pursuant to the Fund's Distribution Plan, compliance with the Fund's investment policies and restrictions and generally assists in the Fund's administrative operations. UMB Fund Services, Inc. (“UMB”) is the former administrator of the Fund.

The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. For its past services, UMB received a fee based upon the average daily net assets of the Fund. The fee was computed at the annual rate of 0.05% on the first $250 million of the Fund's average daily net assets, 0.045% between $250 million and $500 million of the Fund’s average daily net assets, 0.035% between $500 million and $750 million of the Fund’s average daily net assets 0.02505% on the Fund's average daily net assets in excess of $750 million. The fee was computed daily and paid monthly. The minimum fee was $38,500 per year. UMB received fees of $4,957 for the fiscal period ended September 30, 2005, and $ 28,623 for the fiscal period ended September 30, 2006.

Fees for U.S. Bancorp Fund Services LLC beginning after September 30, 2006 for Fund Administration and Fund Accounting (combined) are based upon the average daily net assets of the Complex, .03% on the Complex’s daily net assets on the first $500 million, .0275% on the Complex’s next $500 million, .0225% on the Complex’s next $500 million, .0175% on the Complex’s next $3.5 billion, and .015% on the balance, plus out of pocket expenses. These fees were changed in addition to the Fund Administration fees of UMB through December 31, 2006.

FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

FUND ACCOUNTANT

U.S. Bancorp acts as the fund accountant for the Fund. U.S. Bancorp's principal business address is 615 East Michigan Street, Milwaukee, WI, 53202-0701. U.S. Bancorp services include maintaining portfolio records; obtaining prices for portfolio positions; determining gains/losses on security sales; calculating expense accrual amounts; recording payments for Fund expenses; accounting for fund share purchases, sales, exchanges, transfers, dividend reinvestments and other fund share activity; maintaining a general ledger for the Fund; determining net asset values of the Fund; calculating net asset value per share and maintaining tax accounting records for the investment portfolio.

14

For its services as Fund accountant, U.S. Bancorp receives a fee based upon the average daily net assets of the Fund. The fee is computed at the annual rate of $33,000 for the first $100 million of the Fund's average daily net assets, 0.0150% on the Fund's average daily net assets from $100 to $300 million, and 0.010% on the remainder of the Fund’s average daily net assets. The fee is computed daily and paid monthly. U.S. Bancorp received fees of $35,139 for the fiscal period ended September 30, 2006.

Fees for U.S. Bancorp Fund Services LLC beginning after September 30, 2006 for Fund Administration and Fund Accounting (combined) are based upon the average daily net assets of the Complex, .03% on the Complex’s daily net assets on the first $500 million, .0275% on the Complex’s next $500 million, .0225% on the Complex’s next $500 million, .0175% on the Complex’s next $3.5 billion, and .015% on the balance, plus out of pocket expenses.

CUSTODIAN

U.S. Bank, N.A., (the "Custodian") 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, is the custodian for the Fund. The Custodian is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment for securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by authorized persons of the Fund. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. The Fund has authorized the Custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Fund may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

For its services as Custodian, U.S. Bank, N.A received a fee based upon the average daily net assets of the Fund. The fee was computed at the annual rate of 0.01% for the first $100 million of the Fund's average daily net assets, 0.0075% on the next $800 million of the Fund's average daily net assets and 0.0050% on the remainder of the Fund’s average daily net assets, with a minimum of $6,000 per year. The fee was computed daily and paid monthly.

After September 30, 2006, Custody fees are based on the average daily net assets of the complex, .0075% of the 1st $1 billion, .00625% on the next $1 billion, .005% on the balance, plus out of pockets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

U.S. Bancorp acts as the Transfer and Dividend Disbursing Agent for the Fund. U.S. Bancorp's principal business address is 615 East Michigan Street, Milwaukee, WI, 53202-0701. U.S. Bancorp services include printing, postage, forms, stationary, record retention, mailing, insertion, programming, labels, shareholder lists, and proxy expenses. These fees and reimbursable expenses may be changed from time to time subject to mutual written agreement between U.S. Bancorp and the Fund and with the approval of the Board of Directors.

Under this Agreement, U.S. Bancorp receives orders for the purchase of shares; processes purchase orders and issues the appropriate number of uncertificated shares; processes redemption requests; pays money in accordance with the instructions of redeeming shareholders; transfers shares; processes exchanges between funds within the same family of funds; transmits payments for dividends and distributions; maintains current shareholder records; files U.S. Treasury Department Form 1099s and other appropriate information required with respect to dividends and distributions for all shareholders; provides shareholder account information upon request; mails confirmations and statements of account to shareholders for all purchases, redemptions and other confirmable transactions as agreed upon with the Fund; and, monitors the total number of shares sold in each state.

For its services as Transfer Agent and Dividend Disbursing Agent, U.S. Bancorp receives a fee of $16.00 per direct account and $13.00 per Level 3 account plus 0.005% of average daily net assets up to $1 billion and 0.002% of average daily net assets in excess of $1 billion, with a $30,000 per year minimum fee plus out of pocket expenses for services through September 30, 2006.

After September 30, 2006, Transfer Agent and Dividend Disbursing Agent fees are $16.00 per direct account, $13.00 for the 1st 100,000 Level 3 accounts, $11.50 for the next 50,000 Level 3 accounts, and $10.00 for the balance of the Level 3 accounts plus 0.005% of average daily net assets up to $1 billion and 0.002% of average daily net assets in excess of $1 billion, plus out of pocket expenses. The minimum annual fee is $30,000.

NET ASSET VALUE

For purposes of computing the net asset value of a share of the Fund, securities listed on an exchange, or quoted on a national market system are valued at the last sales price at the time of valuation or lacking any reported sales on that day, at the most recent bid quotations. Securities traded on only the over-the-counter markets are valued on the basis of the closing over-the-counter bid prices when there is no last sale price available. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.

15

The Fund's net asset value will not be determined on any day on which the New York Stock Exchange is not open for trading. That Exchange is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If one of these holidays falls on a Saturday or Sunday, the Exchange will be closed on the preceding Friday or the following Monday, respectively.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. As a result of this election, the Fund must redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Redemptions in excess of those above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution of Fund portfolio securities.

Investments by corporations must include a certified copy of corporate resolutions indicating which officers are authorized to act on behalf of the account. Investments by trustees must include a copy of the title and signature page of the trust agreement and pages indicating who is authorized to act.

On September 30, 2006, the net asset value per share of the Fund was calculated as follows:

Net Assets	=	Net Asset Value per share
Shares Outstanding
$54,512.516	=	$10.60
5,143,599

PURCHASES AND REDEMPTION OF SHARES

For information on purchase and redemption of shares, see "How to buy, sell and exchange shares" in the Fund's Prospectus. The Fund may suspend the right of redemption of shares of the Fund for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closing or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may, by order, permit for the protection of the security holder of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

SALES AT NET ASSET VALUE

Purchases of the Fund's shares at net asset value may be made by the following persons: (a) tax-exempt entities (including pension and profit sharing plans and IRAs) whose minimum initial investment is $25,000 or more, or which are made through a sponsor or record keeper which aggregates purchases by such plans and maintains shares owned by such plans in a single account,  (b) nondealer assisted (or assisted only by the Distributor) purchases by a bank or trust company in a single account where such bank or trust company is named as trustee and the minimum initial investment is over $25,000, (c) nondealer assisted (or assisted only by the Distributor) purchases by banks, insurance companies, insurance company separate accounts and other institutional purchasers, (d) a registered investment adviser purchasing shares on behalf of a client or on his or her own behalf through an intermediary service institution offering a separate and established program for registered investment advisers and notifying the Fund and its Distributor of such arrangement, (e) any current or retired Officer, Director or employee, or any member of the immediate family of such person, of the Fund, Adviser, Distributor or any affiliated company thereof, (f) the Fund's Adviser, Distributor or any affiliated company thereof, (g) any employee benefit plan established for employees of the Adviser, Distributor, or its affiliates, (h) advisory clients of the Adviser, (i) registered representatives and their spouses and minor children and employees of Selected Dealers, (j) for-fee clients of investment advisers registered under the Investment Advisers Act of 1940, who have for-fee clients with at least $25,000 of net asset value of shares in the Fund after giving effect to the purchase, and who have directed their for-fee clients to the Fund, (k) shareholders of the Fund, solely with respect to their reinvestment of dividends and distributions from the Fund, (l) shares exchanged in accordance with the Fund's exchange privilege on which a sales charge has been paid (or no sales charge was due because the purchaser had the right to purchase at net asset value) in connection with the previous purchase of shares of the Fund, KEELEY Small Cap Value Fund, Inc., or KEELEY All Cap Value Fund. (see "Exchange Privilege"), (m) employees, pension, profit sharing and retirement plans of the Administrator of and of counsel to the Fund, (n) consultants to the Adviser of the Fund, their employees and pension, profit sharing and retirement plans for those employees, (o) pension, profit sharing and retirement plans for employees of Directors and employees of business entities owned and controlled by Directors of the Fund, (p) sales to broker-dealers who conduct their business with their customers principally through the Internet and who do not have registered representatives who actively solicit those customers to purchase securities, including shares of the Fund; (q) sales through a broker-dealer to its customer under an arrangement in which the customer pays the broker-dealer a fee based on the value of the account, in lieu of transaction based brokerage fees and (r) investors in Schwab Mutual Fund Marketplace® (MFMP) (i) who are investment advisers, investment consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services; (ii) who are clients of such investment advisers, investment consultants or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, investment consultant or financial planner on Schwab’s system; (iii) who are customers of financial institutions clearing transactions through Schwab; or (iv) who are participants (including personal choice retirement accounts or otherwise) in retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts” for which (X) Schwab acts as broker-dealer (Y) The Charles Schwab Trust Company acts as trustee of the trust funds under the Plans and/or (Z) Schwab Retirement Plan Services, Inc. or another entity acts as record keeper. In the opinion of the Fund's management, these sales will result in less selling effort and expense. In order to qualify for these waivers, sufficient information must be submitted at the time of purchase with the application to determine whether the account is entitled to the waiver of the sales charge.

16

EXCHANGE PRIVILEGE

Investors may exchange shares of the Fund having a value of $250 or more for shares of KEELEY Small Cap Value Fund Inc. or KEELEY All Cap Value Fund, or $1,000 for an initial exchange and $250 or more for subsequent exchanges of shares of First American Prime Obligations Fund (the "Prime Obligations Fund") at their net asset value and at a later date exchange such shares and shares purchased with reinvested dividends for shares of the Fund at net asset value. An investor is limited to 4 exchanges in each 12 month period. Investors who are interested in exercising the exchange privilege should first contact the Fund to obtain instructions and any necessary forms. The exchange privilege does not in any way constitute an offering or recommendation on the part of the Fund or the Adviser of an investment in the Prime Obligations Fund, KEELEY Small Cap Value Fund, Inc., or KEELEY All Cap Value Fund. Any investor who considers making such an investment through the exchange privilege should obtain and review the prospectuses of the Prime Obligations Fund and KEELEY Small Cap Value Fund, Inc. before exercising the exchange privilege. The Distributor is entitled to receive a fee from Prime Obligations Fund for certain distribution and support services at the annual rate of 0.20 of 1% of the average daily net asset value of the shares for which it is the holder or dealer of record.

The exchange privilege will not be available if (i) the proceeds from a redemption of shares are paid directly to the investor or at his or her discretion to any persons other than the Prime Obligations Fund, KEELEY Small Cap Value Fund, Inc. or KEELEY All Cap Value Fund, or (ii) the proceeds from redemption of the shares of the Prime Obligations Fund are not immediately reinvested in shares of the Fund. The exchange privilege may be terminated by the Fund at any time.

For federal income tax purposes, a redemption of shares pursuant to the exchange privilege will result in a capital gain if the proceeds received exceed the investor's tax-cost basis of the shares redeemed. Such a redemption may also be taxed under state and local tax laws, which may differ from the Code.

17

TAXATION

The Fund intends to qualify annually and elects to be treated as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").

To qualify as a regulated investment company, the Fund must, among other things: (i) derive in each taxable year at least ninety percent (90%) of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least fifty percent (50%) of the market value of the Fund's assets are represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than five percent (5%) of the value of the Fund's total assets and 10 percent (10%) of the outstanding voting securities of such issuer, and (b) not more than twenty-five percent (25%) of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and (iii) distribute at least ninety percent (90%) of its net investment income (which includes dividends, interest, and net short-term capital gains in excess of and net long-term capital losses) each taxable year.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its net investment income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible four percent (4%) excise tax. To avoid the tax, the Fund must distribute during each calendar year, (i) at least ninety-eight percent (98%) of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least ninety-eight percent (98%) of its capital gains in excess of its capital losses for the twelve-month period ending October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make these distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if it is declared by the Fund before December 31 of the year and paid by the Fund by January 31 of the following year. Such distribution will be taxable to shareholders in the year the distributions are declared, rather than the year in which the distributions are received.

If the Fund fails to qualify as a regulated investment company under the Internal Revenue Code, its income will be subject to federal income tax, and dividends paid to shareholders will also be subject to federal income tax.

DISTRIBUTION OF SHARES

Keeley Investment Corp. (the “Distributor”) acts as the principal underwriter for the Fund under an Underwriting Agreement between the Corporation and the Fund. The Distributor is a registered broker-dealer under the Securities Act of 1934, member of the National Association of Securities Dealers, Inc. (NASD), the Securities Investor Protection Corporation (SIPC), and an affiliate of the Adviser.

The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the shares of the Fund on a continuous basis and will receive commissions on such sales as described in the Prospectus under "How Shares are Priced." The Distributor bears the costs of advertising and any other costs attributable to the distribution of the shares of the Fund. A portion of these costs may be reimbursed by the Fund pursuant to the Fund's Distribution Plan (the "Plan") described below. The Distributor may receive brokerage commissions for executing portfolio transactions for the Fund. The Distributor may enter into sales agreements with other entities to assist in the distribution effort. Any compensation to these other entities will be paid by the Distributor from the proceeds of the sales charge. The Distributor may also compensate these entities out of the distribution fee received from the Fund. For the fiscal period ended September 30, 2006, the Distributor received $30,482 in front-end sales commissions and paid $65,094 of such proceeds to dealers as sales concessions as described in the Prospectus.

18

RULE 12b-1 DISTRIBUTION PLAN

The Corporation has adopted a Plan of Distribution for the Fund pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"). The Plan was adopted in anticipation that the Fund will benefit from the Plan through increased sales of shares of the Fund thereby reducing the Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the Directors who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of the Fund. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires the approval of the shareholders and the Board of Directors, including the Rule 12b-1 Directors.

While the Plan is in effect, the selection and nomination of Directors who are not interested persons of the Corporation will be committed to the discretion of the Directors of the Corporation who are not interested persons of the Fund. The Board of Directors must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Adviser. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by a majority of the Directors, including the Rule 12b-1 Directors.

For the fiscal period ended September 30, 2006, the Distributor received $30,482 under the Plan. During the same period, the Fund paid an additional $65,094, pursuant to the Plan, all of which represented compensation to dealers.

Amounts paid under the Plan (which may not exceed a maximum monthly percentage of 1/12 of 0.25% (0.25% per annum) of the Fund's average daily net assets) are paid to the Distributor in connection with its services as distributor. Payments, if any, are made monthly and are based on reports submitted by the Distributor to the Fund which sets forth all amounts expended by the Distributor pursuant to the Plan. Under no circumstances will the Fund pay a fee, pursuant to the Plan, the effect of which would be to exceed the National Association of Securities Dealers' ("NASD") limitations on asset based compensation described below.

The NASD has rules which may limit the extent to which the Fund may make payments under the Plan. Although the NASD's rules do not apply to the Fund directly, the rules apply to members of the NASD such as the Distributor and prohibit them from offering or selling shares of the Fund if the sale charges (including 12b-1 fees) imposed on such shares exceed the NASD's limitations.

The rules impose two related limits on 12b-1 fees paid by investors: an annual limit and a rolling cap. The annual limit is 0.75% of assets (with an additional 0.25% permitted as a service fee). The rolling cap on the total of all sales charges (including front end charges, contingent deferred sales charges and asset based charges such as 12b-1 payments) is 6.25% of new sales (excluding sales resulting from the reinvestment of dividends and distributions) for funds that charge a service fee and 7.25% of new sales for funds that do not assess a service fee.

Whether the rolling applicable maximum sales charge has been exceeded requires periodic calculations of the Fund's so-called "remaining amount." The remaining amount is the amount to which the Fund's total sales charges are subject for purposes of ensuring compliance with the NASD limits. The Fund's remaining amount is generally calculated by multiplying the Fund's new sales by its appropriate NASD maximum sales charge (6.25% or 7.25%). From this amount is subtracted the Fund's sales charges on the new sales and the 12b-1 payments accrued or paid over the period. The Fund's remaining amount increases with new sales of the Fund (because the Fund's front-end sales charge is less than the applicable NASD maximum) and decreases as the 12b-1 charges are accrued. The NASD rules permit the remaining amount to be credited periodically with interest based on the rolling balance of the remaining amount. If the Fund's remaining amount reaches zero, it must stop accruing its 12b-1 charges until it has new sales that increase the remaining amount. The Fund's remaining amount may be depleted as a result of the payment of 12b-1 fees if, for example, the Fund experiences an extended period of time during which no new sales are made or during which new sales are made but in an amount insufficient to generate increases in the remaining amount to offset the accruing 12b-1 charges.

19

PORTFOLIO TRANSACTIONS AND BROKERAGE

PORTFOLIO TRANSACTIONS

The Adviser has discretion to select brokers and dealers to execute portfolio transactions initiated by the Adviser and to select the markets in which such transactions are to be executed. The primary responsibility regarding portfolio transactions is to select the best combination of price and execution for the Fund. When executing transactions for the Fund, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission. The Adviser may select the Distributor to execute portfolio transactions, subject to best price and execution. In any such transaction, the Distributor will charge commissions at a substantial discount from retail rates, regardless of the size of the transaction. Portfolio transactions executed by the Distributor will comply with all applicable provisions of Section 17(e) of the 1940 Act. Transactions of the Fund in the over-the-counter market may be executed with primary market makers acting as principal except where the Adviser believes that better prices and execution may be obtained elsewhere. The Adviser will not allocate brokerage on the basis of the sale of Fund shares; however, the Adviser may allocate brokerage to broker-dealers (including the Distributor) who have sold shares of the Fund, but any such allocation will be based on price and execution, and not the sale of Fund shares. In accordance with the provisions of Rule 12b-1(h), the Fund has implemented and the Board of Directors of the Fund has approved policies and procedures reasonably designed to prevent the use of brokerage on Fund securities transactions to promote or sell shares of the Fund.

BROKERAGE

In selecting brokers or dealers to execute particular transactions and in evaluating the best price and execution available, the Adviser is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Fund's asset value, and other information provided to the Fund or the Adviser. The Adviser is also authorized to cause the Fund to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion. It is possible that certain of the services received by the Adviser attributable to a particular transaction will benefit one or more other accounts for which the Adviser has investment discretion. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.

In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing the Fund's investment portfolio. In some cases, the information, (e.g., data or recommendations concerning particular securities) relates to the specific transaction placed with the broker but for greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser in advising the Fund.

The Adviser is the principal source of information and advice to the Fund and is responsible for making and initiating the execution of investment decisions by the Fund. However, the Board of Directors recognizes that it is important for the Adviser, in performing its responsibilities to the Fund, to continue to receive the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Fund to take into account the value of the information received for use in advising the Fund. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Fund is not determinable. In addition, the Board of Directors understands that other clients of the Adviser might also benefit from the information obtained for the Fund, in the same manner that the Fund might also benefit from the information obtained by the Adviser in performing services for others.

20

Although investment decisions for the Fund are made independently from those for other investment advisory clients of the Adviser, the same investment decision may be made for both the Fund and one or more other advisory clients. If both the Fund and other clients purchase or sell the same class of securities on the same day, to the extent the Adviser is able to do so, the transactions will be allocated as to amount and price in a manner considered equitable to each. There may be circumstances under which, if orders are not placed with or through the same broker or executed in the same market, such allocation will not be possible. In those cases, each client will receive the price on its individual order, and the Fund may therefore have higher or lower prices for securities purchased or sold on the same day by the Adviser for other clients.

For the fiscal period ended September 30, 2006, the Fund paid to brokers, other than the Distributor, brokerage commissions totaling $550 on transactions having a total market value of $156,755. For the fiscal period ended September 30, 2006, the Fund paid the Distributor brokerage commissions of $141,215 on transactions involving the payment of commissions having a total market value of $88,730,254. Of the brokerage commissions paid by the Fund for the fiscal period ended September 30, 2006, 99.6% was paid to the Distributor and such commissions paid to the Distributor were paid in connection with transactions involving securities with a market value equal to 99.8% of the total market value of securities on which the Fund paid commissions. The above does not include principal transactions when the Fund purchases securities directly from NASD marketmakers on a principal basis. During the fiscal period ended September 30, 2006, the Fund did not acquire securities of its regular brokers or dealers or their parents.

ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The Articles of Incorporation do not require that the Corporation hold annual or regular shareholder meetings. Meetings of the shareholders may be called by the Board of Directors and held at such times the Directors, from time to time determine, for the purpose of the election of Directors or such other purposes as may be specified by the Directors.

REMOVAL OF DIRECTORS BY SHAREHOLDERS

The Corporation’s By-Laws contain procedures for the removal of Directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of two thirds of the votes then entitled to vote at an election of Directors, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all of the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Fund's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either; (i) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation with respect to the Fund; or (ii) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

21

If the Secretary elects to follow the course specified in clause (ii) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission (the "SEC"), together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, audits and reports on the Fund's annual financial statements, reviews the Fund's income tax returns, and performs other professional accounting, auditing, tax services when engaged to do so by the Corporation.

PROXY VOTING

As the beneficial owner of Fund securities, the Corporation, through its Board of Directors, has the right and the obligation to vote the Fund’s portfolio securities. The Board of Directors has delegated the power to vote Fund securities to its investment adviser. The Adviser has adopted proxy voting policies and procedures for all of its clients, including the Fund. Those policies and procedures will govern the Fund’s voting of portfolio securities, except to the extent varied by the Fund’s Policies and Procedures, in which case the Fund’s policies and procedures will govern.

The Corporation’s Policies and Procedures are based on the following assumptions:

•	Voting rights have economic value.

•	There is a duty to cast an informed vote.

•	Fund securities must be voted in a way that benefits the Fund and its shareholders solely.

The following is a summary of the manner in which the Corporation would normally expect to vote on certain matters that typically are included in the proxies that the Fund receives each year; however, each proxy needs to be considered separately and the Corporation's vote may vary depending upon the actual circumstances presented. Proxies for extraordinary matters, such as mergers, reorganizations and other corporate transactions, are necessarily considered on a case-by-case basis in light of the merits of the individual transactions.

1)	The Corporation will vote securities with management on routine matters (e.g., election of Directors, ratification or selection of Accountants).

2)
The Corporation will rely upon the Adviser’s analysis of other management proposals, which it will make on a case by case basis (e.g., executive compensation, stock option plans, indemnification of Directors).

22

3)	The Corporation will oppose anti-takeover proposals (e.g., supermajority amendments, unequal voting rights plans), except where special circumstances dictate otherwise.

4)
On matters relating to social and political responsibility, unless in the Adviser’s judgment a vote in one direction or the other is likely to have a material effect on the market value of Fund securities, the Fund will abstain.

All other issues brought forth will be reviewed by the Adviser on a case by case basis with the sole aim of enhancing the value of Fund assets.

Although the Adviser does not anticipate that voting will generally present a conflict of interest between the Fund on the one hand and the person exercising the vote, the Adviser, the Distributor or affiliated persons of the Adviser or the Distributor, the Adviser recognizes that it is possible that a conflict of interest could arise. If the Adviser identifies a situation which it believes presents a conflict of interest, if the matter is one for which the Fund’s proxy policies as set forth above require a specific vote (e.g. an anti-takeover matter), then the proxy will be voted in accordance with the predetermined policy without regard to the conflict. If there is no predetermined policy, or if the policy requires management to exercise judgment, then (i) if the perceived conflict involves the person exercising voting judgment on behalf of the Fund but does not involve the Adviser, Distributor or any other person controlling those entities, the exercise of voting judgment will be made by another officer of the Fund who does not have the conflict (ii) if there is no other officer of the Fund who does not have a perceived conflict or the conflict involves the Adviser, the Distributor or someone who controls either of them, the Adviser will seek approval of its vote from the Independent Directors (which approval need not be at a meeting but may be by separate telephone conferences, depending on the time available to vote) or (iii) the Adviser may retain an independent 3rd party to make a determination as to the appropriate vote on the matter, and may cast the vote in accordance with the determination.

Every August the Corporation files with the Securities and Exchange Commission information regarding the voting by the Corporation of proxies for securities of the Fund for the 12-month period ending the preceding June 30th. Shareholders will be able to view such filings on the Commission's website at http://www.sec.gov. Shareholders may also obtain a copy of the Proxy Voting Policies and the Corporation’s Fund proxy voting record by contacting the Corporation at 800-533-5344 (toll-free).

STATEMENT OF ADDITIONAL INFORMATION
January 31, 2007

(As amended April 2, 2007)

KEELEY ALL CAP VALUE FUND	401 SOUTH LASALLE STREET
A Series of KEELEY FUNDS, INC.	SUITE 1201
CHICAGO, ILLINOIS 60605
312-786-5050
888-933-5391

This Statement of Additional Information is not a prospectus, but provides expanded and supplemental information contained in the current prospectus of KEELEY All Cap Value Fund (the "Fund") dated January 31, 2007, and should be read in conjunction with the Fund's Prospectus and any additional supplements to the Prospectus and the Fund's financial statements. Investors should note, however, that a Statement of Additional Information is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. A copy of the Prospectus and Annual/Semi-Annual Report to Shareholders (when available) may be obtained free of charge from the Fund at the address and telephone number listed above.

The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2006, of KEELEY Funds, Inc. (File No. 811-21761) as filed with the Securities and Exchange Commission on December 7, 2006.

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Change in Net Assets
Notes to Financial Statements
Financial Highlights
Report of Independent Registered Public Accounting Firm

TABLE OF CONTENTS

INTRODUCTION	3

GENERAL INFORMATION AND HISTORY	3

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS	3

INVESTMENT RESTRICTIONS	5

PORTFOLIO TURNOVER	7

DISCLOSURE OF PORTFOLIO HOLDINGS	7

MANAGEMENT OF THE FUND	8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	12

PORTFOLIO MANAGER	12

INVESTMENT ADVISER	13

ADMINISTRATION SERVICES	14

FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT	14

NET ASSET VALUE	15

PURCHASES AND REDEMPTIONS OF SHARES	16

SALES AT NET ASSET VALUE	16

EXCHANGE PRIVILEGE	17

TAXATION	18

DISTRIBUTION OF SHARES	18

RULE 12B-1 DISTRIBUTION PLAN	19

PORTFOLIO TRANSACTIONS AND BROKERAGE	20

ADDITIONAL INFORMATION	21

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	22

PROXY VOTING	22

INTRODUCTION

This (“SAI”) is designed to elaborate upon the discussion of certain securities and investment techniques which are described in the Prospectus. The more detailed information contained in this document is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund's securities and investment techniques. Captions and defined terms in the SAI generally correspond to like captions and terms in the Prospectus.

No person has been authorized to give any information or to make any representations other than those contained in this SAI or the Prospectus dated January 31, 2007, and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This SAI does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of the SAI at any time shall not imply that there has been no change in the affairs of the Fund since the date hereof.

GENERAL INFORMATION AND HISTORY

The KEELEY All Cap Value Fund (the “Fund”) is a diversified Series of Keeley Funds, Inc. (the “Corporation”), an open-end management investment company, as defined under the Investment Company Act of 1940 (the “1940 Act”). KEELEY Funds was incorporated in Maryland on April 6, 2005, registered under the 1940 Act on April 28, 2005 and commenced operations with its initial series, KEELEY Mid Cap Value Fund, after the close of business, August 12, 2005. The Corporation has authorized capital of one billion shares of $0.0001 par value common stock in one or more series or classes. The Corporation has two series authorized, one of which is designated as the Fund and the other of which is designated as KEELEY Mid Cap Value Fund. 100,000,000 Shares are allocated to each series. All shares of the Fund have equal voting and liquidation rights, and each share is entitled to one vote on any matters which are presented to shareholders.

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek capital appreciation. The Board of Directors may not change the Fund’s investment objective without shareholder approval.

The Fund seeks to achieve this objective by investing primarily in common stocks and other equity securities. Other equity-type securities include preferred stock, convertible debt securities and warrants. The Fund will emphasize five basic categories. The first category is corporate spin-offs. The second is companies involved in various types of corporate restructuring, including acquisitions, recapitalizations, and companies emerging from bankruptcy. From time to time, the Fund may invest a significant portion of its net assets in these first two categories. The third category is companies that are trading at prices at or below actual or perceived book value and companies that are undergoing substantial changes, such as significant changes in markets or technologies, management and financial structure. The fourth category is conversions of savings & loan associations and insurance companies from mutual to stock companies. These conversions are usually under-valued in relation to their peer group. The Fund purchases shares of these companies after their conversion to a stock company has been completed. The fifth category is distressed utilities. The Adviser believes that this strategy allows the Fund to purchase equity shares with above-average potential for capital appreciation at relatively favorable market prices. Current dividend or interest income is not a factor when choosing securities.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

DEBT SECURITIES

The Fund may invest in debt securities. The Fund will not invest in debt securities which are not considered to be rated as high grade bonds.

FOREIGN SECURITIES

The Fund may invest up to 5% of its net assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

To the extent positions in portfolio securities are denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protection applicable to foreign subcustodial arrangements.

Although the Fund intends to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

UNSEASONED ISSUERS

The Fund may invest up to 15% of its net assets in the securities of unseasoned issuers; that is, issuers that, together with predecessors, have been in operation less than three years. The Adviser believes that investment in securities of unseasoned issuers may provide opportunities for long-term capital growth, although the risks of investing in such securities are greater than with common stock of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources.

ILLIQUID SECURITIES

The Fund may invest up to 10% of its net assets in securities for which there is no ready market ("illiquid securities"), including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that have not been registered under the Securities Act of 1933 and are thus subject to restrictions on resale. Under the supervision of the Board of Directors, the Adviser determines the liquidity of the Fund's investments. Securities that may be sold pursuant to Rule 144A under the Securities Act of 1933 may be considered liquid by the Adviser. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund's portfolio, and the Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where the Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts.

INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of the Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, total assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment limitations.

The Fund has adopted the following fundamental investment restrictions, which cannot be changed without the approval of the holders of the lesser of (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund:

1.
With respect to 75% of the Fund's net assets, the Fund will not invest more than 5% of such net assets (valued at the time of investment) in securities of any one issuer, except in U.S. government obligations.

2.	With respect to 75% of the Fund's net assets, the Fund will not acquire securities of any one issuer which at the time of investment represent more than 10% of the voting securities of the issuer.

3.
The Fund will not act as an underwriter or distributor of securities other than its own capital stock, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

4.	The Fund will not lend money, but this restriction shall not prevent the Fund from investing in (i) a portion of an issue of debt securities or (ii) repurchase agreements.

5.
The Fund will not purchase or sell real estate, interests in real estate or real estate limited partnerships, although it may invest in marketable securities of issuers that invest in real estate or interests in real estate.

6.	The Fund will not pledge any of its assets, except to secure indebtedness permitted by the Fund's investment restrictions.

7.
The Fund will not concentrate its investments by investing 25% or more of the value of the Fund's total assets taken at market value at the time of the investment (other than U.S. government securities) in companies of any one industry.

8.
The Fund will not purchase and sell commodities or commodity contracts except that it may enter into forward contracts to hedge securities transactions made in foreign currencies. This limitation does not apply to financial instrument futures and options on such futures.

9.
The Fund will not borrow, except that the Fund may borrow from banks as a temporary measure amounts up to 10% of its total assets, provided (i) that the total of reverse repurchase agreements and such borrowings will not exceed 10% of the Fund's total assets and (ii) the Fund will not purchase securities when its borrowings (including reverse repurchase agreements) exceed 5% of total assets. The Fund does not currently intend to enter into reverse repurchase agreements.

10.	The Fund will not issue senior securities, except for reverse repurchase agreements and borrowings as permitted by the Fund's other investment restrictions.

In addition to the fundamental restrictions listed above, the Fund has adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

1.
The Fund will not invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in marketable securities of issuers engaged in oil, gas or mineral exploration.

2.	The Fund will not invest more than 15% of its net assets (valued at the time of investment) in securities of issuers with less than three years' operation (including predecessors).

3.	The Fund will not invest more than 10% of its net assets in securities for which there is no ready market (including restricted securities and repurchase agreements maturing in more than seven days).

4.
The Fund will not participate in a joint trading account, purchase securities on margin (other than short-term credits as necessary for the clearance of purchases and sales of securities) or sell securities short (unless the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable without payment of further consideration into an equal amount of such securities). The Fund does not currently intend to sell securities short even under the conditions described in Investment Restrictions.

5.	The Fund will not invest for the purpose of exercising control or management of any company.

6.
The Fund will not invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, nor more than 5% of its net assets in warrants. Warrants acquired by the Fund in units or attached to securities are not subject to this restriction.

7.
The Fund will not acquire securities of other investment companies except (i) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (ii) where the acquisition results from a dividend or a merger, consolidation or other reorganization. In addition to this investment restriction, the 1940 Act provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund.

8.	The Fund will not invest in, or write, options, puts, calls, straddles or spreads.

9.	The Fund will not invest more than 5% of its net assets in foreign securities.

10.	The Fund will not invest more than 5% of its net assets in forward contracts, financial instrument futures and options on such futures.

The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares of the Fund in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.

The investments and strategies described above are those that are used under normal conditions. During adverse economic, market or other conditions, the Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with the Fund’s objective, including cash and cash equivalents. The Fund may not achieve its goal when so invested. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

PORTFOLIO TURNOVER

The Fund calculates portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. The portfolio turnover rate will vary from year to year, depending on market conditions. Increased portfolio turnover may result in greater brokerage commissions. For the fiscal period ended September 30, 2006, the Fund's portfolio turnover rate was 25.66%.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted a policy that it will only disclose portfolio holdings (other than to rating agencies and third party service providers) when that information is filed with the Securities and Exchange Commission (“SEC”) or sent to shareholders pursuant to semi-annual or quarterly reports. In most cases, this information will be filed with the SEC sixty days after its date. Information may be sent to shareholders which is less than sixty days after its date, but in such case, the information will be sent to all shareholders at the same time. The Fund discloses holdings on a monthly basis to all ratings agencies, including: Standard & Poor’s, Bloomberg, Thomson Financial, Lipper and Morningstar. The Fund discloses holdings on a quarterly basis to Vickers. The Fund has no special agreements with the rating agencies which require them to keep information provided by the Fund to them confidential or which impose any restrictions on them with respect to trading. No information is released until it is at least 15 days old and all information is sent to all parties at the same time. The Fund may disclose portfolio information to the Fund’s third-party service providers, without lag, as part of the Fund’s normal investment activities. Third-party service providers may receive portfolio holdings information more frequently than this information is filed with the SEC or sent to shareholders when there is a legitimate business purpose for such disclosure. These service providers include U.S. Bancorp Fund Services, LLC, the Fund’s administrator, transfer agent, and fund accountant; U.S. Bank N.A., the Fund’s custodian; the Fund’s pricing service, IDC; and the Fund’s independent registered accountant, PricewaterhouseCoopers, LLP. The Fund’s contracts with its administrator, transfer agent, fund accountant and custodian include provisions which require that they treat all information which they receive from the Fund as confidential, not use that information for any purpose other than to perform their obligations under their contracts with the Fund, and not disclose that information to any third party without written authorization from the Fund or pursuant to court order.

The Fund’s CCO reviews policies and procedures of the Fund’s service providers to assure the Fund that their policies and procedures restrict trading based on information they receive from clients, and provide for confidential handling of client information. Under the Corporation’s policies, no one has authority to make any other disclosure of portfolio information. Officers and directors of the Corporation and the Adviser, and officers of the Distributor who are also officers of the Corporation or the Adviser of necessity have access to information about the Fund and its investments, including its portfolio holdings, but the Corporation and the Fund’s Adviser and Distributor have adopted policies and procedures to prevent the unfair use by them of nonpublic information. The Corporation’s code of ethics prohibits access persons (who include officers and directors of the Corporation) from buying and selling securities which the Fund is buying or selling or considering buying or selling, except with the prior approval of John Keeley (or in the case of his trades, another officer designated by the Board). Information on personal trading is compiled and reviewed monthly by the Chief Compliance Officer (“CCO”), and quarterly by the Board. It is against the policy of the Corporation for the Corporation or its Adviser to receive compensation for the disclosure of portfolio holdings information. The disclosure policy of the Corporation has been approved by the Board and under the Corporation’s procedures, may only be changed with Board approval. The Board reviews the disclosure policy on an annual basis to determine whether it is, and continues to be, in the best interest of the shareholders. The Corporation’s policies and procedures regarding disclosure of portfolio information are tested periodically by the Corporation’s CCO, and the Board of the Fund reviews the operations of those policies and procedures at each meeting of the Board.

MANAGEMENT OF THE FUND

GENERAL

The Corporation’s Board of Directors oversees and reviews the Corporation’s management, administrator and other companies who provide services to the Fund to ensure compliance with investment policies. The Corporation’s Board of Directors has no standing committees. Corporation officers and the administrator are responsible for day-to-day operations. The Adviser is responsible for investment management under the Investment Advisory Agreement. The Corporation, the Investment Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. Those Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities which may be purchased or held by the Fund.

DIRECTORS AND OFFICERS

The Directors and officers of the Corporation and their principal business activities during the past five years are:

Name, Age and Address	Position(s) Held with the Corporation	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside the Fund Complex
Independent Directors
Jerome J. Klingenberger(2) Age: 51 561 Hillgrove Ave. LaGrange, IL 60525	Chairman and Director	Served as Chairman since 2006, Served as Director since organization in 2005	Executive Vice President and Chief Financial Officer for Grayhill, Inc. (electronic components and control systems)	3	___

John G. Kyle(2) Age: 65 10 Skokie Hwy Highland Park, IL 60035	Director	Served as Director since organization in 2005	Owner and operator of Shell Oil Services Stations and Gasoline Distributor	3	___

John F. Lesch(2) , (3) Age: 66 200 W Adams Street Suite 2500 Chicago, IL 60606	Director	Served as Director since organization in 2005	Attorney with Nisen & Elliott, LLC	3	___

Walter D. Fitzgerald Age: 65 P.O. Box 170 Winnetka, IL 60093	Director	Served as Director since 2006	Vice President, RBC Dain Rauscher until retirement June 1, 2005	3	___

Sean Lowry(2) Age: 52 401 South LaSalle Street Suite 201 Chicago, IL 60605	Director	Served as Director since organization in 2005	Executive Vice President of Pacor Mortgage Corp.	3	___

Elwood P. Walmsley(2) Age: 66 100 Cobblestone Court Twin Lakes, WI 53181	Director	Served as Director since organization in 2005	Owner of J. FitzWoody's Lakeshore Grill, since 2002 and Director of Sales for H.B. Taylor Company (food services), since 2003; Prior thereto, National Account Executive for Haarmann & Reimer, Division of Bayer International, since 1999.	3	___

Name, Age and Address	Position(s) Held with the Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside the Fund Complex
Interested Director and Officers
John L. Keeley, Jr. (4)(5) Age: 66 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Director and President	Served as Director and President since organization in 2005	President and Treasurer of Keeley Investment Corp., President of Keeley Asset Management Corp., President and Director of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.	3	1
Officers
Mark Zahorik Age: 44 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Vice President	Served as Vice President since organization in 2005	Vice President of Keeley Asset Management Corp., Keeley Investment Corp., KEELEY Small Cap Value Fund, Inc., and KEELEY Mid Cap Value Fund, Inc.	N/A	N/A

John L. Keeley, III (5) Age: 45 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Vice President	Served as Vice President since organization in 2005	Vice President of Keeley Asset Management Corp., Keeley Investment Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.	N/A	N/A

Robert Kurinsky Age: 34 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Secretary	Served as Corporate Secretary since 2006
Corporate Secretary and General Counsel of Keeley Asset Management Corp., Keeley Investment Corp., Secretary of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc. since 2006, various legal, accounting and risk management positions for Driehaus Capital Management, Inc. (2001-06).
				N/A	N/A

Emily Viehweg Age: 40 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Treasurer	Served as Treasurer since organization in 2005	Treasurer of Keeley Asset Management Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc., Assistant Treasurer of Keeley Investment Corp.	N/A	N/A

Guy Talarico Age: 51 41 Madison Ave., 30th Floor New York, NY 10010	Chief Compliance Officer	Served as Chief Compliance Officer since organization in 2005
Chief Executive Officer of ALARIC Compliance Services, LLC since 2005; Co-Chief Executive Officer of EOS Compliance Services, LLC 2004-2005; Senior Director of Investors Bank & Trust Institutional Custody Division 2001 to 2004, Chief Compliance Officer for KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.
				N/A	N/A

--------------------------
(1) Each director serves an indefinite term until the election of a successor. Each Officer serves an indefinite term, renewed annually, until the election of a successor.

(2) Each director maintains brokerage accounts with Keeley Investment Corp., the Corporation’s principal underwriter.

(3) Mr. Lesch previously performed legal services (principally related to Federal income tax matters) for Mr. Keeley on an individual basis, unrelated to the business of Keeley Asset Management Corp. or Keeley Investment Corp. Fees paid by Mr. Keeley to Mr. Lesch were approximately $2,941 and $2,500 for the years ending December 31, 2005 and 2004, respectively. Mr. Lesch ceased providing any such services in August 2005.

(4) John L. Keeley, Jr., is considered an "interested director" of the Fund because of his affiliation with Keeley Asset Management Corp.

(5) John L. Keeley, III is John L. Keeley, Jr.’s son.

At December 31, 2006, directors and officers of the Fund owned 33.99% of the outstanding shares of the Fund.

With the exception of the Chief Compliance Officer, the officers are "interested persons" of the Fund and are also officers of Keeley Asset Management Corp., Keeley Investment Corp. or its Affiliates, and receive compensation from those companies. They do not receive any compensation from the Corporation. The Chief Compliance Officer has a contractual agreement with the Corporation, whereby the Corporation compensates the Chief Compliance Officer $2,917 monthly. This fee is allocated between KEELEY Mid Cap Value Fund and the Fund on the basis of relative net assets. Each "non-interested" Director receives $500 from the Corporation for each meeting which he attends and an annual retainer of $2,000. In addition to the meeting fee and the annual retainer, the Chairman receives an extra $500 per meeting from the Corporation. Regular Board meetings are held quarterly. For the fiscal period ended September 30, 2006, the Corporation paid Directors' fees of $21,513.

At December 31, 2006, the dollar range of equity securities owned beneficially by each Director was as follows:

Amount Invested Key
A.	$0
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

INTERESTED DIRECTOR

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John L. Keeley, Jr.	E.	E.

INDEPENDENT DIRECTORS

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Walter D. Fitzgerald	C.	E.
John F. Lesch	A.	B.
John G. Kyle	C.	E.
Elwood P. Walmsley	C.	D.
Jerome J. Klingenberger	A.	E.
Sean Lowry	E.	E.

The table below shows the compensation which the Fund paid to each of its Directors for the current fiscal period. The Fund does not expect to pay any Officer more than $60,000 in its current fiscal year. The only Officer who will receive any compensation from the Fund is the CCO.

Name of Person, Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors

John L. Keeley, Jr.,	None	None	None	None
Director

Jerome J. Klingenberger,	$233	None	None	$19,500
Director and Chairman

John F. Lesch,	$155	None	None	$17,500
Director

John G. Kyle,	$155	None	None	$17,500
Director

Elwood P. Walmsley,	$155	None	None	$17,525
Director

Sean Lowry,	$155	None	None	$17,500
Director

Walter D. Fitzgerald	$155	None	None	$15,500
Director

Officers and Directors of the Fund do not pay sales loads on purchases of Fund shares. The Corporation believes the waiver of sales loads for these people is appropriate because the Distributor does not incur any costs related to selling shares to them, nor does it need to keep them advised of Fund activity or performance. In addition, the Corporation believes that the waiver of sales load will encourage their ownership of Fund shares, which the Corporation believes is desirable.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For this purpose "control" means: (i) the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company; (ii) the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or (iii) an adjudication under the terms and conditions of the 1940 Act, which has become final, that control exists. On December 31, 2006, Mr. John L. Keeley, Jr. owned 689,120 shares of the Fund, which represented 32.91% of the issued and outstanding shares of the Fund.

PORTFOLIO MANAGER

John L. Keeley, Jr. is the Portfolio Manger of the Fund. Mr. Keeley is also the portfolio manager for KEELEY Mid Cap Value Fund, another series of the Corporation which had assets of $54.5 million as of December 31, 2006, and KEELEY Small Cap Value Fund, Inc., a registered investment company which had assets of $2.7 billion as of December 31, 2006. In addition, Mr. Keeley acts as portfolio manager for approximately 2,200 other individual accounts which had assets of approximately $2.5 billion as of December 31, 2006. Included in those individual accounts are 5 pooled investment vehicles which had assets of approximately $62.4 million as of December 31, 2006. Four of the pooled investment vehicles, which had assets of approximately $54.8 million at December 31, 2006, provide for a performance-based fee.

The Fund, KEELEY Mid Cap Value Fund and KEELEY Small Cap Value Fund, Inc. use the same investment strategy. KEELEY Mid Cap Value Fund concentrates on mid-cap stock while KEELEY Small Cap Value Fund, Inc. concentrates on small cap stocks. The Fund does not have a size limitation or focus, and is expected to invest in stocks of all size issuers. A conflict will arise if the Portfolio Manager decides to sell a security which the Fund holds or purchase a security for the Fund at the same time that such security is to be purchased or sold by another KEELEY fund, the pooled investment vehicles or individual accounts and there is not sufficient trading volume to permit the fill of all of the orders at the same time without affecting the price. Such action could have an effect on the price of the securities, and potentially result in the Fund paying more (with respect to a purchase) or receiving less (with respect to a sale) than might otherwise be the case if only the Fund were purchasing or selling that security. Historically, when KEELEY Small Cap Value Fund, Inc. and any of those other accounts purchased or sold the same security on the same day, the Fund received the best price or the same price, and if possible the transactions were averaged. Now that the portfolio manager is managing the portfolios of three registered investment companies, if the Fund and one of those other funds buy or sell the same security on the same day, the prices will be averaged and each will receive the same price. If it is not possible to fill all of the orders for the same security for the Fund and other accounts managed by the Adviser, the securities purchased or sold will be allocated among the purchasers or sellers proportionate to the number of shares which each requested to purchase or sell.

Mr. Keeley does not receive any compensation specifically for acting as portfolio manager of the Fund. However, as the sole shareholder of the Investment Adviser, he has the benefit of 100% of the management fees paid by the Fund to the Adviser, after payment by the Adviser of all of its expenses.

INVESTMENT ADVISER

Keeley Asset Management Corp., organized in the State of Illinois on December 28, 1981, is the Fund's investment adviser (the "Adviser"). John L. Keeley, Jr. owns all of the stock of the Adviser.

The investment advisory agreement between the Corporation and the Adviser dated February 14, 2006 (the "Advisory Agreement") has an initial term of two years and thereafter is required to be approved annually by the Board of Directors of the Corporation or by vote of a majority of each of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement was initially approved by the Board of Directors, including a majority of the disinterested directors on February 14, 2006, at an in-person meeting. In approving the Advisory Agreement, the Board reviewed materials provided by the Adviser, including the scope of services to be provided to the Fund and the prior performance of the Adviser. The Board also reviewed other information relating to the advisory services to be provided to the Fund, including certain comparative data provided by the Administrator. The Board of Directors then considered a number of factors in approving the Advisory Agreement.

The Board of Directors considered the nature, extent and quality of services to be provided to the Fund by the Adviser. It was noted that the Adviser has significant experience providing investment advice involving equity securities of the type in which the Fund will invest. The Board then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the separate accounts managed by the Adviser. The Board also gave considerable weight to their experience with the Adviser and its performance with respect to KEELEY Small Cap Value Fund, Inc. and discussed with the Adviser the similarities and differences between that fund and the Fund.

The Board considered information relating to the Fund's fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios, and in particular to a list of other investment companies presented to the meeting and to summary information of averages for value and core funds. The Board discussed the method of selecting those companies and noted that the list included load and no-load funds, funds with and without 12b-1 fees, funds which were part of fund families and those which were not. It was noted that Fund's advisory fees were higher than most (but not all) of the other funds reviewed in the list, but within the range (although at the higher end) of the summary information. In connection with its consideration of the Fund's advisory fees, the Board also considered the control of the Corporation's operating expenses through the 2.00% expense cap. The Board considered whether the Adviser would receive any other benefits through its relationship with the Fund, and it was noted that the Adviser would receive additional benefits through its affiliation with the Fund’s distributor, which benefits include the load on sales, the 12b-1 fee and commission revenue from transactions in Fund portfolio securities. The Board noted that it was aware of the nature of those benefits, having reviewed them in detail at the time of each renewal of the investment advisory agreement between the Investment Adviser and KEELEY Small Cap Value Fund, Inc. The Board noted, however, that even with those additional benefits, it is expected that the Adviser will significantly subsidize the operation of the Fund for some time. The Board also discussed how economies of scale would result in lower costs, and noted that the advisory fee would reduce from 1.00% to 0.80% as the Fund grew in assets. In its deliberations, the Board did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement, although significant weight was accorded the advisory fee levels relative to peer group based on the comparative data presented at the meeting and the Board’s previous experience with the Adviser and its performance generally. The Board evaluated all information presented to it and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed and such other matters as the Board (and each director) considered relevant in the exercise of its (or such directors) reasonable judgment.

Under the Advisory Agreement, the Adviser is responsible for administering the Fund's affairs and supervising its investment program and must do so in accordance with applicable laws and regulations. The Adviser also furnishes the Fund's Board of Directors with periodic reports on the Fund's investment performance.

For its services, the Adviser receives a monthly fee at an annual rate of 1.00% of the first $350 million of average daily net assets of the Fund, 0.90% of the next $350 million of average daily net assets and 0.80% of average daily net assets over $700 million. The Adviser has agreed to waive a portion of its management fee, or reimburse the Fund, to the extent that its total annual operating expenses exceed 1.49%, exclusive of (i) taxes, (ii) interest charges, (iii) litigation and other extraordinary expenses, and (iv) brokers' commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The Advisory Agreement also provides that the Adviser shall not be liable to the Fund or its shareholders from or as a consequence of any act or omission of the Adviser, or of any of the directors, officers, employees or agents of the Adviser, in connection with or pursuant to this Agreement, except by willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or by reason of reckless disregard by the Adviser of its obligations and duties under this Agreement. For the fiscal period ended September 30, 2006, the Adviser earned -$36,490 in investment advisory fees.

ADMINISTRATION SERVICES

U.S. Bancorp Fund Services LLC (“U.S. Bancorp”), 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202, will be the Administrator for the Funds beginning January 1, 2007. U.S. Bancorp will assist in preparing and filing the Fund's federal and state tax returns and required tax filings (other than those required to be made by the Fund's Custodian or Transfer Agent), participates in the preparation of the Fund's registration statement, proxy statements and reports, prepares state securities law compliance filings, oversees the Fund’s fidelity insurance relationships, compiles data for and prepares notices to the Securities and Exchange Commission, prepares annual and semi-annual reports to the Securities and Exchange Commission and current shareholders, monitors the Fund's expense accounts, the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund's arrangements with respect to services provided pursuant to the Fund's Distribution Plan, compliance with the Fund's investment policies and restrictions and generally assists in the Fund's administrative operations. The Fund’s former administrator was UMB Fund Services, Inc. (“UMB”).

The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. For its past services, UMB received a fee based upon the average daily net assets of the Fund. The fee was computed at the annual rate of 0.05% on the first $250 million of the Fund's average daily net assets, 0.045% between $250 million and $500 million of the Fund’s average daily net assets, 0.035% between $500 million and $750 million of the Fund’s average daily net assets 0.02505% on the Fund's average daily net assets in excess of $750 million. The fee was computed daily and paid monthly. The minimum fee was $38,500 per year. UMB received $8,834 for its services for the period ending September 30, 2006.

Fees for U.S. Bancorp Fund Services LLC beginning after September 30, 2006 for Fund Administration and Fund Accounting (combined) are based upon the average daily net assets of the Complex, .03% on the Complex’s daily net assets on the first $500 million, .0275% on the Complex’s next $500 million, .0225% on the Complex’s next $500 million, .0175% on the Complex’s next $3.5 billion, and .015% on the balance, plus out of pocket expenses. These fees were changed in addition to the Fund Administration fees of UMB through December 31, 2006.

FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

FUND ACCOUNTANT

U.S. Bancorp acts as the fund accountant for the Fund. U.S. Bancorp's principal business address is 615 East Michigan Street, Milwaukee, WI, 53202-0701. U.S. Bancorp services include maintaining portfolio records; obtaining prices for portfolio positions; determining gains/losses on security sales; calculating expense accrual amounts; recording payments for Fund expenses; accounting for fund share purchases, sales, exchanges, transfers, dividend reinvestments and other fund share activity; maintaining a general ledger for the Fund; determining net asset values of the Fund; calculating net asset value per share and maintaining tax accounting records for the investment portfolio.

For its services as Fund accountant, U.S. Bancorp receives a fee based upon the average daily net assets of the Fund. The fee is computed at the annual rate of $33,000 for the first $100 million of the Fund's average daily net assets, 0.0150% on the Fund's average daily net assets from $100 to $300 million, and 0.010% on the remainder of the Fund’s average daily net assets. The fee is computed daily and paid monthly. U.S. Bancorp received fees of $8,689 for the fiscal period ended September 30, 2006.

Fees for U.S. Bancorp Fund Services LLC beginning after September 30, 2006 for Fund Administration and Fund Accounting (combined) are based upon the average daily net assets of the Complex, .03% on the Complex’s daily net assets on the first $500 million, .0275% on the Complex’s next $500 million, .0225% on the Complex’s next $500 million, .0175% on the Complex’s next $3.5 billion, and .015% on the balance, plus out of pocket expenses.

CUSTODIAN

U.S. Bank, N.A., (the "Custodian") 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, is the custodian for the Fund. The Custodian is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment for securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by authorized persons of the Fund. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. The Fund has authorized the Custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Fund may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

For its services as Custodian, U.S. Bank, N.A. received a fee based upon the average daily net assets of the Fund. The fee was computed at the annual rate of 0.01% for the first $100 million of the Fund's average daily net assets, 0.0075% on the next $800 million of the Fund's average daily net assets and 0.0050% on the remainder of the Fund’s average daily net assets, with a minimum of $6,000 per year. The fee was computed daily and paid monthly.

After September 30, 2006, Custody fees are based on the average daily net assets of the complex, .0075% of the 1st $1 billion, .00625% on the next $1 billion, .005% on the balance, plus out of pockets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") acts as the Transfer and Dividend Disbursing Agent for the Fund. U.S. Bancorp's principal business address is 615 East Michigan Street, Milwaukee, WI, 53202-0701. U.S. Bancorp services include printing, postage, forms, stationary, record retention, mailing, insertion, programming, labels, shareholder lists, and proxy expenses. These fees and reimbursable expenses may be changed from time to time subject to mutual written agreement between U.S. Bancorp and the Fund and with the approval of the Board of Directors.

Under this Agreement, U.S. Bancorp receives orders for the purchase of shares; processes purchase orders and issues the appropriate number of uncertificated shares; processes redemption requests; pays money in accordance with the instructions of redeeming shareholders; transfers shares; processes exchanges between funds within the same family of funds; transmits payments for dividends and distributions; maintains current shareholder records; files U.S. Treasury Department Form 1099s and other appropriate information required with respect to dividends and distributions for all shareholders; provides shareholder account information upon request; mails confirmations and statements of account to shareholders for all purchases, redemptions and other confirmable transactions as agreed upon with the Fund; and, monitors the total number of shares sold in each state.

For its services as Transfer Agent and Dividend Disbursing Agent, U.S. Bank, N.A receives a fee of $16.00 per direct account and $13.00 per Level 3 account plus 0.005% of average daily net assets up to $1 billion and 0.002% of average daily net assets in excess of $1 billion, with a $30,000 per year minimum fee plus out of pocket expenses for services through September 30, 2006.

After September 30, 2006, Transfer Agent and Dividend Disbursing Agent fees are $16.00 per direct account, $13.00 for the 1st 100,000 Level 3 accounts, $11.50 for the next 50,000 Level 3 accounts, and $10.00 for the balance of the Level 3 accounts plus 0.005% of average daily net assets up to $1 billion and 0.002% of average daily net assets in excess of $1 billion, plus out of pocket expenses. The minimum annual fee is $30,000.

NET ASSET VALUE

For purposes of computing the net asset value of a share of the Fund, securities listed on an exchange, or quoted on a national market system are valued at the last sales price at the time of valuation or lacking any reported sales on that day, at the most recent bid quotations. Securities traded on only the over-the-counter markets are valued on the basis of the closing over-the-counter bid prices when there is no last sale price available. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.

The Fund's net asset value will not be determined on any day on which the New York Stock Exchange is not open for trading. That Exchange is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If one of these holidays falls on a Saturday or Sunday, the Exchange will be closed on the preceding Friday or the following Monday, respectively.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. As a result of this election, the Fund must redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Redemptions in excess of those above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution of Fund portfolio securities.

Investments by corporations must include a certified copy of corporate resolutions indicating which officers are authorized to act on behalf of the account. Investments by trustees must include a copy of the title and signature page of the trust agreement and pages indicating who is authorized to act.

On September 30, 2006, the net asset value per share of the Fund was calculated as follows:

Net Assets	=	Net Asset Value per share
Shares Outstanding
$14,928,430	=	$9.93
1,503,771

PURCHASES AND REDEMPTION OF SHARES

For information on purchase and redemption of shares, see "How to buy, sell and exchange shares" in the Fund's Prospectus. The Fund may suspend the right of redemption of shares of the Fund for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closing or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may, by order, permit for the protection of the security holder of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

SALES AT NET ASSET VALUE

Purchases of the Fund's shares at net asset value may be made by the following persons: (a) tax-exempt entities (including pension and profit sharing plans and IRAs) whose minimum initial investment is $25,000 or more, or which are made through a sponsor or record keeper which aggregates purchases by such plans and maintains shares owned by such plans in a single account, (b) nondealer assisted (or assisted only by the Distributor) purchases by a bank or trust company in a single account where such bank or trust company is named as trustee and the minimum initial investment is over $25,000, (c) nondealer assisted (or assisted only by the Distributor) purchases by banks, insurance companies, insurance company separate accounts and other institutional purchasers, (d) a registered investment adviser purchasing shares on behalf of a client or on his or her own behalf through an intermediary service institution offering a separate and established program for registered investment advisers and notifying the Fund and its Distributor of such arrangement, (e) any current or retired Officer, Director or employee, or any member of the immediate family of such person, of the Fund, Adviser, Distributor or any affiliated company thereof, (f) the Fund's Adviser, Distributor or any affiliated company thereof, (g) any employee benefit plan established for employees of the Adviser, Distributor, or its affiliates, (h) advisory clients of the Adviser, (i) registered representatives and their spouses and minor children and employees of Selected Dealers, (j) for-fee clients of investment advisers registered under the Investment Advisers Act of 1940, who have for-fee clients with at least $25,000 of net asset value of shares in the Fund after giving effect to the purchase, and who have directed their for-fee clients to the Fund, (k) shareholders of the Fund, solely with respect to their reinvestment of dividends and distributions from the Fund, (l) shares exchanged in accordance with the Fund's exchange privilege on which a sales charge has been paid (or no sales charge was due because the purchaser had the right to purchase at net asset value) in connection with the previous purchase of shares of the Fund or another KEELEY fund (see "Exchange Privilege"), (m) employees, pension, profit sharing and retirement plans of the Administrator of and of counsel to the Fund, (n) consultants to the Adviser of the Fund, their employees and pension, profit sharing and retirement plans for those employees, (o) pension, profit sharing and retirement plans for employees of Directors and employees of business entities owned and controlled by Directors of the Fund, (p) sales to broker-dealers who conduct their business with their customers principally through the Internet and who do not have registered representatives who actively solicit those customers to purchase securities, including shares of the Fund; (q) sales through a broker-dealer to its customer under an arrangement in which the customer pays the broker-dealer a fee based on the value of the account, in lieu of transaction based brokerage fees and (r) investors in Schwab Mutual Fund Marketplace® (MFMP) (i) who are investment advisers, investment consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services; (ii) who are clients of such investment advisers, investment consultants or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, investment consultant or financial planner on Schwab’s system; (iii) who are customers of financial institutions clearing transactions through Schwab; or (iv) who are participants (including personal choice retirement accounts or otherwise) in retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts” for which (X) Schwab acts as broker-dealer (Y) The Charles Schwab Trust Company acts as trustee of the trust funds under the Plans and/or (Z) Schwab Retirement Plan Services, Inc. or another entity acts as record keeper. In the opinion of the Fund's management, these sales will result in less selling effort and expense. In order to qualify for these waivers, sufficient information must be submitted at the time of purchase with the application to determine whether the account is entitled to the waiver of the sales charge.

EXCHANGE PRIVILEGE

Investors may exchange shares of the Fund having a value of $250 or more for shares of another KEELEY fund or $1,000 or more for an initial exchange and $250 for subsequent exchanges of shares of First American Prime Obligations Fund (the "Prime Obligations Fund") at their net asset value and at a later date exchange such shares and shares purchased with reinvested dividends for shares of the Fund at net asset value. An investor is limited to 4 exchanges in each 12 month period. Investors who are interested in exercising the exchange privilege should first contact the Fund to obtain instructions and any necessary forms. The exchange privilege does not in any way constitute an offering or recommendation on the part of the Fund or the Adviser of an investment in the Prime Obligations Fund or another KEELEY fund. Any investor who considers making such an investment through the exchange privilege should obtain and review the prospectuses of the Prime Obligations Fund, KEELEY Small Cap Value Fund, Inc. and KEELEY Mid Cap Value Fund before exercising the exchange privilege. The Distributor is entitled to receive a fee from Prime Obligations Fund for certain distribution and support services at the annual rate of 0.20 of 1% of the average daily net asset value of the shares for which it is the holder or dealer of record.

The exchange privilege will not be available if (i) the proceeds from a redemption of shares are paid directly to the investor or at his or her discretion to any persons other than the Prime Obligations Fund or another KEELEY fund or (ii) the proceeds from redemption of the shares of the Prime Obligations Fund or another KEELEY fund are not immediately reinvested in shares of the Fund. The exchange privilege may be terminated by the Fund at any time.

For federal income tax purposes, a redemption of shares pursuant to the exchange privilege will result in a capital gain if the proceeds received exceed the investor's tax-cost basis of the shares redeemed. Such a redemption may also be taxed under state and local tax laws, which may differ from the Code.

TAXATION

The Fund intends to qualify annually and elects to be treated as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").

To qualify as a regulated investment company, the Fund must, among other things: (i) derive in each taxable year at least ninety percent (90%) of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least fifty percent (50%) of the market value of the Fund's assets are represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than five percent (5%) of the value of the Fund's total assets and 10 percent (10%) of the outstanding voting securities of such issuer, and (b) not more than twenty-five percent (25%) of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and (iii) distribute at least ninety percent (90%) of its net investment income (which includes dividends, interest, and net short-term capital gains in excess of and net long-term capital losses) each taxable year.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its net investment income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible four percent (4%) excise tax. To avoid the tax, the Fund must distribute during each calendar year, (i) at least ninety-eight percent (98%) of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least ninety-eight percent (98%) of its capital gains in excess of its capital losses for the twelve-month period ending October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make these distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if it is declared by the Fund before December 31 of the year and paid by the Fund by January 31 of the following year. Such distribution will be taxable to shareholders in the year the distributions are declared, rather than the year in which the distributions are received.

If the Fund fails to qualify as a regulated investment company under the Internal Revenue Code, its income will be subject to federal income tax, and dividends paid to shareholders will also be subject to federal income tax.

DISTRIBUTION OF SHARES

Keeley Investment Corp. (the “Distributor”) acts as the principal underwriter for the Fund under an Underwriting Agreement between the Corporation and the Distributor. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934, member of the National Association of Securities Dealers, Inc. (NASD), the Securities Investor Protection Corporation (SIPC), and an affiliate of the Adviser.

The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the shares of the Fund on a continuous basis and will receive commissions on such sales as described in the Prospectus under "How Shares are Priced." The Distributor bears the costs of advertising and any other costs attributable to the distribution of the shares of the Fund. A portion of these costs may be reimbursed by the Fund pursuant to the Fund's Distribution Plan (the "Plan") described below. The Distributor may receive brokerage commissions for executing portfolio transactions for the Fund. The Distributor may enter into sales agreements with other entities to assist in the distribution effort. Any compensation to these other entities will be paid by the Distributor from the proceeds of the sales charge. The Distributor may also compensate these entities out of the distribution fee received from the Fund.

RULE 12b-1 DISTRIBUTION PLAN

The Corporation has adopted a Plan of Distribution for the Fund pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"). The Plan was adopted in anticipation that the Fund will benefit from the Plan through increased sales of shares of the Fund thereby reducing the Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the Directors who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of the Fund. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires the approval of the shareholders and the Board of Directors, including the Rule 12b-1 Directors.

While the Plan is in effect, the selection and nomination of Directors who are not interested persons of the Corporation will be committed to the discretion of the Directors of the Corporation who are not interested persons of the Fund. The Board of Directors must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Adviser. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by a majority of the Directors, including the Rule 12b-1 Directors.

For the fiscal period ended September 30, 2006, the Distributor received $2,953 under the Plan. During the same period, the Fund paid an additional $4,212, pursuant to the Plan, all of which represented compensation to dealers.

Amounts paid under the Plan (which may not exceed a maximum monthly percentage of 1/12 of 0.25% (0.25% per annum) of the Fund's average daily net assets) are paid to the Distributor in connection with its services as distributor. Payments, if any, are made monthly and are based on reports submitted by the Distributor to the Fund which sets forth all amounts expended by the Distributor pursuant to the Plan. Under no circumstances will the Fund pay a fee, pursuant to the Plan, the effect of which would be to exceed the National Association of Securities Dealers' ("NASD") limitations on asset based compensation described below.

The NASD has rules which may limit the extent to which the Fund may make payments under the Plan. Although the NASD's rules do not apply to the Fund directly, the rules apply to members of the NASD such as the Distributor and prohibit them from offering or selling shares of the Fund if the sale charges (including 12b-1 fees) imposed on such shares exceed the NASD's limitations.

The rules impose two related limits on 12b-1 fees paid by investors: an annual limit and a rolling cap. The annual limit is 0.75% of assets (with an additional 0.25% permitted as a service fee). The rolling cap on the total of all sales charges (including front end charges, contingent deferred sales charges and asset based charges such as 12b-1 payments) is 6.25% of new sales (excluding sales resulting from the reinvestment of dividends and distributions) for funds that charge a service fee and 7.25% of new sales for funds that do not assess a service fee.

Whether the rolling applicable maximum sales charge has been exceeded requires periodic calculations of the Fund's so-called "remaining amount." The remaining amount is the amount to which the Fund's total sales charges are subject for purposes of ensuring compliance with the NASD limits. The Fund's remaining amount is generally calculated by multiplying the Fund's new sales by its appropriate NASD maximum sales charge (6.25% or 7.25%). From this amount is subtracted the Fund's sales charges on the new sales and the 12b-1 payments accrued or paid over the period. The Fund's remaining amount increases with new sales of the Fund (because the Fund's front-end sales charge is less than the applicable NASD maximum) and decreases as the 12b-1 charges are accrued. The NASD rules permit the remaining amount to be credited periodically with interest based on the rolling balance of the remaining amount. If the Fund's remaining amount reaches zero, it must stop accruing its 12b-1 charges until it has new sales that increase the remaining amount. The Fund's remaining amount may be depleted as a result of the payment of 12b-1 fees if, for example, the Fund experiences an extended period of time during which no new sales are made or during which new sales are made but in an amount insufficient to generate increases in the remaining amount to offset the accruing 12b-1 charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE

PORTFOLIO TRANSACTIONS

The Adviser has discretion to select brokers and dealers to execute portfolio transactions initiated by the Adviser and to select the markets in which such transactions are to be executed. The primary responsibility regarding portfolio transactions is to select the best combination of price and execution for the Fund. When executing transactions for the Fund, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission. The Adviser may select the Distributor to execute portfolio transactions, subject to best price and execution. In any such transaction, the Distributor will charge commissions at a substantial discount from retail rates, regardless of the size of the transaction. Portfolio transactions executed by the Distributor will comply with all applicable provisions of Section 17(e) of the 1940 Act. Transactions of the Fund in the over-the-counter market may be executed with primary market makers acting as principal except where the Adviser believes that better prices and execution may be obtained elsewhere. The Adviser will not allocate brokerage on the basis of the sale of Fund shares; however, the Adviser may allocate brokerage to broker-dealers (including the Distributor) who have sold shares of the Fund, but any such allocation will be based on price and execution, and not the sale of Fund shares. In accordance with the provisions of Rule 12b-1(h), the Corporation has implemented and the Board of Directors of the Corporation has approved policies and procedures reasonably designed to prevent the use of brokerage on Fund securities transactions to promote or sell shares of the Fund.

BROKERAGE

In selecting brokers or dealers to execute particular transactions and in evaluating the best price and execution available, the Adviser is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Fund's asset value, and other information provided to the Fund or the Adviser. The Adviser is also authorized to cause the Fund to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion. It is possible that certain of the services received by the Adviser attributable to a particular transaction will benefit one or more other accounts for which the Adviser has investment discretion. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.

In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing the Fund's investment portfolio. In some cases, the information, (e.g., data or recommendations concerning particular securities) relates to the specific transaction placed with the broker but for greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser in advising the Fund.

The Adviser is the principal source of information and advice to the Fund and is responsible for making and initiating the execution of investment decisions by the Fund. However, the Board of Directors recognizes that it is important for the Adviser, in performing its responsibilities to the Fund, to continue to receive the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Fund to take into account the value of the information received for use in advising the Fund. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Fund is not determinable. In addition, the Board of Directors understands that other clients of the Adviser might also benefit from the information obtained for the Fund, in the same manner that the Fund might also benefit from the information obtained by the Adviser in performing services for others.

Although investment decisions for the Fund are made independently from those for other investment advisory clients of the Adviser, the same investment decision may be made for both the Fund and one or more other advisory clients. If both the Fund and other clients purchase or sell the same class of securities on the same day, to the extent the Adviser is able to do so, the transactions will be allocated as to amount and price in a manner considered equitable to each. There may be circumstances under which, if orders are not placed with or through the same broker or executed in the same market, such allocation will not be possible. In those cases, each client will receive the price on its individual order, and the Fund may therefore have higher or lower prices for securities purchased or sold on the same day by the Adviser for other clients.

For the fiscal period ended September 30, 2006, the Fund paid to brokers, other than the Distributor, brokerage commissions totaling $315 on transactions having a total market value of $107,045. For the fiscal period ended September 30, 2006, the Fund paid the Distributor brokerage commissions of $28,341 on transactions involving the payment of commissions having a total market value of $18,389,864. Of the brokerage commissions paid by the Fund for the fiscal period ended September 30, 2006, 98.9% was paid to the Distributor and such commissions paid to the Distributor were paid in connection with transactions involving securities with a market value equal to 99.4% of the total market value of securities on which the Fund paid commissions. The above does not include principal transactions when the Fund purchases securities directly from NASD marketmakers on a principal basis. During the fiscal period ended September 30, 2006, the Fund did not acquire securities of its regular brokers or dealers or their parents.

ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The Articles of Incorporation do not require that the Corporation hold annual or regular shareholder meetings. Meetings of the shareholders may be called by the Board of Directors and held at such times the Directors, from time to time determine, for the purpose of the election of Directors or such other purposes as may be specified by the Directors.

REMOVAL OF DIRECTORS BY SHAREHOLDERS

The Corporation’s By-Laws contain procedures for the removal of Directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of two thirds of the votes then entitled to vote at an election of Directors, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all of the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Fund's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either; (i) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation with respect to the Fund; or (ii) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (ii) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission (the "SEC"), together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, audits and reports on the Fund's annual financial statements, reviews the Fund's income tax returns, and performs other professional accounting, auditing, tax services when engaged to do so by the Corporation.

PROXY VOTING

As the beneficial owner of Fund securities, the Corporation, through its Board of Directors, has the right and the obligation to vote the Fund’s portfolio securities. The Board of Directors has delegated the power to vote Fund securities to its investment adviser. The Adviser has adopted proxy voting policies and procedures for all of its clients, including the Fund. Those policies and procedures will govern the Fund’s voting of portfolio securities, except to the extent varied by the Fund’s Policies and Procedures, in which case the Fund’s policies and procedures will govern.

The Corporation’s Policies and Procedures are based on the following assumptions:

•	Voting rights have economic value.

•	There is a duty to cast an informed vote.

•	Fund securities must be voted in a way that benefits the Fund and its shareholders solely.

The following is a summary of the manner in which the Corporation would normally expect to vote on certain matters that typically are included in the proxies that the Fund receives each year; however, each proxy needs to be considered separately and the Corporation's vote may vary depending upon the actual circumstances presented. Proxies for extraordinary matters, such as mergers, reorganizations and other corporate transactions, are necessarily considered on a case-by-case basis in light of the merits of the individual transactions.

1)	The Corporation will vote securities with management on routine matters (e.g., election of Directors, ratification or selection of Accountants).

2)
The Corporation will rely upon the Adviser’s analysis of other management proposals, which it will make on a case by case basis (e.g., executive compensation, stock option plans, indemnification of Directors).

3)	The Corporation will oppose anti-takeover proposals (e.g., supermajority amendments, unequal voting rights plans), except where special circumstances dictate otherwise.

4)
On matters relating to social and political responsibility, unless in the Adviser’s judgment a vote in one direction or the other is likely to have a material effect on the market value of Fund securities, the Fund will abstain.

All other issues brought forth will be reviewed by the Adviser on a case by case basis with the sole aim of enhancing the value of Fund assets.

Although the Adviser does not anticipate that voting will generally present a conflict of interest between the Fund on the one hand and the person exercising the vote, the Adviser, the Distributor or affiliated persons of the Adviser or the Distributor, the Adviser recognizes that it is possible that a conflict of interest could arise. If the Adviser identifies a situation which it believes presents a conflict of interest, if the matter is one for which the Fund’s proxy policies as set forth above require a specific vote (e.g. an anti-takeover matter), then the proxy will be voted in accordance with the predetermined policy without regard to the conflict. If there is no predetermined policy, or if the policy requires management to exercise judgment, then (i) if the perceived conflict involves the person exercising voting judgment on behalf of the Fund but does not involve the Adviser, Distributor or any other person controlling those entities, the exercise of voting judgment will be made by another officer of the Fund who does not have the conflict (ii) if there is no other officer of the Fund who does not have a perceived conflict or the conflict involves the Adviser, the Distributor or someone who controls either of them, the Adviser will seek approval of its vote from the Independent Directors (which approval need not be at a meeting but may be by separate telephone conferences, depending on the time available to vote) or (iii) the Adviser may retain an independent 3rd party to make a determination as to the appropriate vote on the matter, and may cast the vote in accordance with the determination.

Every August the Corporation files with the Securities and Exchange Commission information regarding the voting by the Corporation of proxies for securities of the Fund for the 12-month period ending the preceding June 30th. Shareholders will be able to view such filings on the Commission's website at http://www.sec.gov. Shareholders may also obtain a copy of the Proxy Voting Policies and the Corporation’s Fund proxy voting record by contacting the Corporation at 800-533-5344 (toll-free).